UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

August 31, 2017

EPG-QTLY-1017
1.805739.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 0.8%
Tesla, Inc. (a)	71,100	$25,304
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	189,800	15,573
Hotels, Restaurants & Leisure - 0.9%
Dave & Buster's Entertainment, Inc. (a)	387,800	22,671
Wingstop, Inc. (b)	149,500	4,845
		27,516
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	316,300	1,855
SodaStream International Ltd. (a)	4,900	295
		2,150
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	127,400	124,928
Ctrip.com International Ltd. ADR (a)	405,800	20,878
JD.com, Inc. sponsored ADR (a)	174,700	7,322
Netflix, Inc. (a)	82,300	14,379
		167,507
Media - 3.7%
Charter Communications, Inc. Class A (a)	239,700	95,530
Cinemark Holdings, Inc.	135,700	4,517
Sirius XM Holdings, Inc. (b)	2,236,900	12,862
		112,909
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	100,000	7,964
Specialty Retail - 2.6%
Five Below, Inc. (a)	5,700	271
Home Depot, Inc.	511,944	76,725
		76,996
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc. (b)	5,800	101
Kering SA	4,500	1,689
LVMH Moet Hennessy - Louis Vuitton SA	40,002	10,507
		12,297

TOTAL CONSUMER DISCRETIONARY		448,216

CONSUMER STAPLES - 7.3%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	111,000	13,139
Constellation Brands, Inc. Class A (sub. vtg.)	68,400	13,687
Kweichow Moutai Co. Ltd. (A Shares)	87,813	6,545
PepsiCo, Inc.	123,000	14,235
Pernod Ricard SA ADR (b)	241,700	6,610
The Coca-Cola Co.	720,726	32,829
		87,045
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	104,800	16,426
Food Products - 0.5%
Danone SA	192,919	15,199
Hostess Brands, Inc. Class A (a)	57,100	762
		15,961
Personal Products - 2.7%
Coty, Inc. Class A	623,800	10,343
Estee Lauder Companies, Inc. Class A	174,700	18,691
Herbalife Ltd. (a)(b)	387,000	26,707
Unilever NV (NY Reg.)	406,000	24,157
		79,898
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	315,100	19,574

TOTAL CONSUMER STAPLES		218,904

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Cheniere Energy, Inc. (a)	574,500	24,583
Golar LNG Ltd.	190,848	4,138
Reliance Industries Ltd.	597,760	14,908
		43,629
FINANCIALS - 7.8%
Banks - 3.1%
Citigroup, Inc.	112,600	7,660
First Republic Bank	299,100	29,028
HDFC Bank Ltd.	68,446	1,909
Huntington Bancshares, Inc.	851,896	10,725
JPMorgan Chase & Co.	464,600	42,227
Metro Bank PLC (a)	50,300	2,256
		93,805
Capital Markets - 4.1%
CBOE Holdings, Inc.	22,454	2,265
Charles Schwab Corp.	250,500	9,995
CME Group, Inc.	327,054	41,143
Goldman Sachs Group, Inc.	33,200	7,428
JMP Group, Inc.	141,100	755
MSCI, Inc.	140,300	16,080
S&P Global, Inc.	134,275	20,723
The Blackstone Group LP	696,800	22,806
		121,195
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. Class B (a)	55,800	10,109
Quantenna Communications, Inc.	150,000	2,787
		12,896
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	149,800	5,854

TOTAL FINANCIALS		233,750

HEALTH CARE - 11.1%
Biotechnology - 5.2%
Advanced Accelerator Applications SA sponsored ADR (a)	102,800	5,034
Alexion Pharmaceuticals, Inc. (a)	106,700	15,195
Amgen, Inc.	274,100	48,727
BioMarin Pharmaceutical, Inc. (a)	159,679	14,401
Bioverativ, Inc.	10,100	573
Cytokinetics, Inc. (a)	169,810	2,522
Insmed, Inc. (a)	712,520	8,849
Regeneron Pharmaceuticals, Inc. (a)	32,000	15,901
Samsung Biologics Co. Ltd.	2,090	526
TESARO, Inc. (a)	108,000	13,947
Vertex Pharmaceuticals, Inc. (a)	188,064	30,192
		155,867
Health Care Equipment & Supplies - 4.5%
Becton, Dickinson & Co.	53,100	10,590
Boston Scientific Corp. (a)	1,357,300	37,394
Danaher Corp.	286,814	23,926
DexCom, Inc. (a)	30,800	2,298
Intuitive Surgical, Inc. (a)	37,500	37,675
Medtronic PLC	175,300	14,133
ResMed, Inc.	98,000	7,603
		133,619
Health Care Providers & Services - 0.8%
Henry Schein, Inc. (a)	25,900	4,498
UnitedHealth Group, Inc.	96,300	19,154
		23,652
Pharmaceuticals - 0.6%
Allergan PLC	53,100	12,185
Mallinckrodt PLC (a)	163,300	6,708
		18,893

TOTAL HEALTH CARE		332,031

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (a)(b)	600,934	13,046
TransDigm Group, Inc.	33,377	8,700
		21,746
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	75,060	8,534
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	356,600	16,079
Electrical Equipment - 1.9%
AMETEK, Inc.	430,600	27,235
Fortive Corp.	467,407	30,367
		57,602
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	49,569	11,434
Machinery - 1.0%
Allison Transmission Holdings, Inc.	829,700	28,815
Rational AG	3,600	2,338
		31,153
Professional Services - 2.2%
Equifax, Inc.	127,000	18,094
IHS Markit Ltd. (a)	515,400	24,141
Robert Half International, Inc.	173,600	7,864
TransUnion Holding Co., Inc. (a)	317,300	15,186
		65,285
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	38,900	2,679

TOTAL INDUSTRIALS		214,512

INFORMATION TECHNOLOGY - 41.7%
Electronic Equipment & Components - 0.2%
CDW Corp.	100,000	6,342
Internet Software & Services - 17.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	202,600	34,795
Alphabet, Inc. Class A (a)	197,950	189,093
CommerceHub, Inc.:
Series A (a)	377,849	8,377
Series C (a)	297,560	6,317
Facebook, Inc. Class A (a)	918,400	157,937
GoDaddy, Inc. (a)	331,300	14,849
NetEase, Inc. ADR	27,200	7,503
Shopify, Inc. Class A (a)	40,800	4,509
Stamps.com, Inc. (a)	246,168	47,080
Tencent Holdings Ltd.	715,600	30,112
VeriSign, Inc. (a)(b)	168,500	17,482
		518,054
IT Services - 8.5%
Cognizant Technology Solutions Corp. Class A	448,198	31,719
Fidelity National Information Services, Inc.	102,600	9,534
Global Payments, Inc.	609,300	58,182
MasterCard, Inc. Class A	121,900	16,249
PayPal Holdings, Inc. (a)	768,500	47,401
Square, Inc. (a)	1,155,800	30,178
Vantiv, Inc. (a)	156,500	11,063
Visa, Inc. Class A	497,732	51,525
		255,851
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	74,200	11,598
Broadcom Ltd.	58,000	14,620
Maxim Integrated Products, Inc.	273,828	12,777
Monolithic Power Systems, Inc.	66,832	6,771
Qualcomm, Inc.	401,400	20,981
		66,747
Software - 10.4%
Activision Blizzard, Inc.	276,500	18,127
Adobe Systems, Inc. (a)	395,100	61,304
Autodesk, Inc. (a)	391,900	44,857
Blackbaud, Inc.	41,000	3,461
Computer Modelling Group Ltd.	541,600	3,929
CyberArk Software Ltd. (a)	53,100	2,125
Electronic Arts, Inc. (a)	618,145	75,105
Intuit, Inc.	11,300	1,598
Microsoft Corp.	424,500	31,740
Parametric Technology Corp. (a)	102,900	5,762
Red Hat, Inc. (a)	122,500	13,169
Salesforce.com, Inc. (a)	419,792	40,086
Snap, Inc. Class A (a)(b)	701,900	10,185
		311,448
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	577,800	94,759

TOTAL INFORMATION TECHNOLOGY		1,253,201

MATERIALS - 1.8%
Chemicals - 1.1%
CF Industries Holdings, Inc.	2,600	75
Sherwin-Williams Co.	44,000	14,928
The Chemours Co. LLC	332,700	16,326
		31,329
Construction Materials - 0.7%
Eagle Materials, Inc.	177,200	17,233
Summit Materials, Inc.	162,800	4,809
		22,042

TOTAL MATERIALS		53,371

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	366,800	54,305
Equinix, Inc.	18,500	8,666
SBA Communications Corp. Class A (a)	53,500	8,215
		71,186
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	1,547,818	52,471

TOTAL REAL ESTATE		123,657

TOTAL COMMON STOCKS
(Cost $2,079,474)		2,921,271

Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)	875,350	9
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	485,012	23,655
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	105,425	2,402

TOTAL INFORMATION TECHNOLOGY		26,057

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $13,680)		26,066

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.11% (e)	59,571,714	59,584
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	68,011,139	68,018
TOTAL MONEY MARKET FUNDS
(Cost $127,602)		127,602
TOTAL INVESTMENT IN SECURITIES - 102.4%
(Cost $2,220,756)		3,074,939
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(70,924)
NET ASSETS - 100%		$3,004,015

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,066,000 or 0.9% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$320
Fidelity Securities Lending Cash Central Fund	1,451
Total	$1,771

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$448,225	$437,709	$10,507	$9
Consumer Staples	218,904	203,705	15,199	--
Energy	43,629	43,629	--	--
Financials	233,750	231,841	1,909	--
Health Care	332,031	332,031	--	--
Industrials	214,512	214,512	--	--
Information Technology	1,279,258	1,223,089	30,112	26,057
Materials	53,371	53,371	--	--
Real Estate	123,657	123,657	--	--
Money Market Funds	127,602	127,602	--	--
Total Investments in Securities:	$3,074,939	$2,991,146	$57,727	$26,066

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

August 31, 2017

LC-QTLY-1017
1.805746.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Automobiles - 0.0%
General Motors Co.	14,200	$518,868
Distributors - 0.3%
LKQ Corp. (a)	115,300	3,995,145
Household Durables - 0.4%
KB Home	138,900	2,972,460
Taylor Morrison Home Corp. (a)	130,100	2,630,622
		5,603,082
Media - 3.4%
Comcast Corp. Class A	659,074	26,764,995
Interpublic Group of Companies, Inc.	65,900	1,327,226
Sinclair Broadcast Group, Inc. Class A (b)	35,200	1,064,800
The Walt Disney Co.	68,200	6,901,840
Time Warner, Inc.	65,759	6,648,235
Viacom, Inc. Class B (non-vtg.)	75,400	2,156,440
		44,863,536
Multiline Retail - 0.5%
Target Corp.	133,240	7,265,577
Specialty Retail - 1.6%
AutoZone, Inc. (a)	4,500	2,377,980
L Brands, Inc.	86,500	3,133,030
Lowe's Companies, Inc.	149,779	11,067,170
O'Reilly Automotive, Inc. (a)	9,700	1,902,461
TJX Companies, Inc.	31,900	2,306,370
		20,787,011

TOTAL CONSUMER DISCRETIONARY		83,033,219

CONSUMER STAPLES - 6.0%
Beverages - 2.0%
Dr. Pepper Snapple Group, Inc.	27,000	2,458,350
Molson Coors Brewing Co. Class B	80,000	7,180,000
The Coca-Cola Co.	375,075	17,084,666
		26,723,016
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,100	642,634
CVS Health Corp.	100,011	7,734,851
Kroger Co.	166,400	3,639,168
Wal-Mart Stores, Inc.	113,000	8,821,910
		20,838,563
Food Products - 0.1%
Amplify Snack Brands, Inc. (a)	142,800	1,029,588
Household Products - 1.6%
Procter & Gamble Co.	237,752	21,937,377
Personal Products - 0.4%
Coty, Inc. Class A	155,900	2,584,822
Unilever NV (NY Reg.)	40,400	2,403,800
		4,988,622
Tobacco - 0.3%
Altria Group, Inc.	52,000	3,296,800
British American Tobacco PLC sponsored ADR	19,200	1,192,704
		4,489,504

TOTAL CONSUMER STAPLES		80,006,670

ENERGY - 12.3%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	92,900	3,149,310
Ensco PLC Class A	100,450	426,913
National Oilwell Varco, Inc.	145,732	4,469,600
Oceaneering International, Inc.	142,800	3,220,140
Schlumberger Ltd.	43,405	2,756,652
		14,022,615
Oil, Gas & Consumable Fuels - 11.3%
Amyris, Inc. (a)(b)	58,656	144,880
Anadarko Petroleum Corp.	88,800	3,634,584
Apache Corp.	267,210	10,378,436
Cabot Oil & Gas Corp.	300,900	7,687,995
Cenovus Energy, Inc.	929,600	7,273,027
Cheniere Energy, Inc. (a)	9,700	415,063
Chevron Corp.	169,607	18,253,105
ConocoPhillips Co.	585,700	25,571,662
Golar LNG Ltd.	70,500	1,528,440
Imperial Oil Ltd.	207,400	6,121,933
Kinder Morgan, Inc.	570,300	11,023,899
Legacy Reserves LP (a)	54,300	66,789
Noble Energy, Inc.	16,900	401,713
PDC Energy, Inc. (a)	31,400	1,234,962
Phillips 66 Co.	12,000	1,005,720
SM Energy Co.	74,300	992,648
Suncor Energy, Inc.	711,800	22,304,492
Teekay Offshore Partners LP	77,900	179,949
The Williams Companies, Inc.	738,529	21,956,467
Valero Energy Corp.	4,100	279,210
Williams Partners LP	272,500	10,736,500
		151,191,474

TOTAL ENERGY		165,214,089

FINANCIALS - 23.3%
Banks - 14.9%
Bank of America Corp.	1,880,599	44,927,510
Citigroup, Inc.	620,497	42,212,411
JPMorgan Chase & Co.	460,368	41,842,848
PNC Financial Services Group, Inc.	83,385	10,457,313
Regions Financial Corp.	494,100	6,971,751
Standard Chartered PLC (United Kingdom) (a)	123,500	1,229,673
SunTrust Banks, Inc.	313,008	17,246,741
U.S. Bancorp	255,265	13,082,331
Wells Fargo & Co.	411,794	21,030,320
		199,000,898
Capital Markets - 6.9%
CBOE Holdings, Inc.	31,600	3,188,124
Charles Schwab Corp.	227,453	9,075,375
Goldman Sachs Group, Inc.	30,100	6,734,574
KKR & Co. LP	361,436	6,870,898
Morgan Stanley	344,343	15,667,607
Northern Trust Corp.	150,986	13,362,261
State Street Corp.	295,058	27,289,914
TD Ameritrade Holding Corp.	22,700	983,364
The Blackstone Group LP	286,300	9,370,599
		92,542,716
Diversified Financial Services - 0.6%
KKR Renaissance Co-Invest LP unit (a)(c)	29,500	8,061,757
The Simply Good Foods Co.	44,800	530,880
		8,592,637
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	214,292	2,453,643
Radian Group, Inc.	550,168	9,627,940
		12,081,583

TOTAL FINANCIALS		312,217,834

HEALTH CARE - 15.9%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (a)	69,705	9,926,689
Alnylam Pharmaceuticals, Inc. (a)	17,300	1,483,129
Amgen, Inc.	117,057	20,809,223
Biogen, Inc. (a)	16,600	5,254,896
BioMarin Pharmaceutical, Inc. (a)	30,100	2,714,719
Celldex Therapeutics, Inc. (a)	4,800	11,808
Genocea Biosciences, Inc. (a)	64,200	312,654
Gilead Sciences, Inc.	64,100	5,365,811
Insmed, Inc. (a)	63,764	791,949
Intercept Pharmaceuticals, Inc. (a)	51,531	6,009,030
Regeneron Pharmaceuticals, Inc. (a)	3,800	1,888,220
Spark Therapeutics, Inc. (a)	26,800	2,206,444
TESARO, Inc. (a)	2,000	258,280
Trevena, Inc. (a)	113,400	272,160
Vertex Pharmaceuticals, Inc. (a)	24,100	3,869,014
		61,174,026
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	732,386	20,177,234
Danaher Corp.	43,800	3,653,796
DexCom, Inc. (a)	11,100	828,171
Medtronic PLC	96,800	7,804,016
ResMed, Inc.	7,000	543,060
Zimmer Biomet Holdings, Inc.	32,500	3,713,775
		36,720,052
Health Care Providers & Services - 3.1%
Aetna, Inc.	18,700	2,948,990
Anthem, Inc.	30,100	5,900,804
Cardinal Health, Inc.	62,100	4,189,266
Cigna Corp.	40,200	7,318,812
Express Scripts Holding Co. (a)	49,210	3,091,372
Humana, Inc.	19,500	5,023,590
McKesson Corp.	57,696	8,614,590
UnitedHealth Group, Inc.	24,600	4,892,940
		41,980,364
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	238,780	931,242
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	66,600	4,310,352
Pharmaceuticals - 5.0%
Allergan PLC	15,329	3,517,699
Bayer AG	14,800	1,894,006
Bristol-Myers Squibb Co.	131,200	7,934,976
CymaBay Therapeutics, Inc. (a)	207,300	1,293,552
GlaxoSmithKline PLC sponsored ADR	504,629	20,301,225
Jazz Pharmaceuticals PLC (a)	50,807	7,588,534
Johnson & Johnson	104,663	13,854,241
Novartis AG sponsored ADR	900	75,861
Sanofi SA	13,846	1,349,990
Teva Pharmaceutical Industries Ltd. sponsored ADR	340,591	5,401,773
TherapeuticsMD, Inc. (a)	627,500	3,765,000
		66,976,857

TOTAL HEALTH CARE		212,092,893

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
General Dynamics Corp.	7,700	1,550,395
Textron, Inc.	36,100	1,772,149
The Boeing Co.	29,963	7,180,933
United Technologies Corp.	139,282	16,674,841
		27,178,318
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	68,159	4,814,070
FedEx Corp.	17,600	3,773,088
United Parcel Service, Inc. Class B	112,675	12,885,513
		21,472,671
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	23,200	1,667,848
Electrical Equipment - 1.1%
Acuity Brands, Inc. (b)	11,700	2,068,443
AMETEK, Inc.	113,730	7,193,423
Hubbell, Inc. Class B	21,182	2,389,118
Melrose Industries PLC	1,007,658	2,866,606
		14,517,590
Industrial Conglomerates - 2.2%
General Electric Co.	1,190,244	29,220,490
Machinery - 0.7%
Deere & Co.	7,100	823,103
Flowserve Corp.	137,100	5,385,288
Snap-On, Inc.	2,300	339,411
Wabtec Corp. (b)	45,300	3,196,821
		9,744,623
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	119,925
IHS Markit Ltd. (a)	68,536	3,210,226
		3,330,151
Road & Rail - 2.9%
CSX Corp.	250,401	12,570,130
Genesee & Wyoming, Inc. Class A (a)	56,600	3,880,496
J.B. Hunt Transport Services, Inc.	92,100	9,107,769
Norfolk Southern Corp.	47,458	5,719,638
Old Dominion Freight Lines, Inc.	29,400	2,937,060
Union Pacific Corp.	48,000	5,054,400
		39,269,493
Trading Companies & Distributors - 0.1%
Fastenal Co.	6,400	273,088
Univar, Inc. (a)	8,300	234,143
		507,231

TOTAL INDUSTRIALS		146,908,415

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	632,754	20,381,006
F5 Networks, Inc. (a)	9,500	1,134,110
		21,515,116
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	40,500	1,909,575
Alphabet, Inc.:
Class A (a)	26,936	25,730,345
Class C (a)	22,817	21,432,693
Facebook, Inc. Class A (a)	32,000	5,503,040
		54,575,653
IT Services - 4.1%
Accenture PLC Class A	2,200	287,672
Cognizant Technology Solutions Corp. Class A	41,984	2,971,208
FleetCor Technologies, Inc. (a)	18,000	2,587,860
MasterCard, Inc. Class A	110,200	14,689,660
Paychex, Inc.	169,722	9,679,246
PayPal Holdings, Inc. (a)	48,800	3,009,984
Unisys Corp. (a)(b)	307,187	2,380,699
Visa, Inc. Class A	193,210	20,001,099
		55,607,428
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.	401,450	20,983,792
Software - 4.6%
Adobe Systems, Inc. (a)	34,610	5,370,088
Autodesk, Inc. (a)	31,881	3,649,099
Microsoft Corp.	626,154	46,817,533
Oracle Corp.	28,100	1,414,273
SAP SE sponsored ADR (b)	24,000	2,518,800
Ultimate Software Group, Inc. (a)	9,200	1,848,280
		61,618,073
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	268,921	44,103,044

TOTAL INFORMATION TECHNOLOGY		258,403,106

MATERIALS - 3.5%
Chemicals - 2.8%
CF Industries Holdings, Inc.	129,000	3,739,710
E.I. du Pont de Nemours & Co.	28,715	2,410,050
Intrepid Potash, Inc. (a)(b)	671,860	2,492,601
LyondellBasell Industries NV Class A	67,700	6,132,943
Monsanto Co.	99,017	11,604,792
Potash Corp. of Saskatchewan, Inc.	343,700	5,980,862
W.R. Grace & Co.	79,700	5,696,956
		38,057,914
Containers & Packaging - 0.5%
WestRock Co.	108,089	6,151,345
Metals & Mining - 0.2%
Freeport-McMoRan, Inc. (a)	187,000	2,763,860

TOTAL MATERIALS		46,973,119

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	2,000	296,100
Crown Castle International Corp.	12,500	1,355,500
Public Storage	9,300	1,909,662
		3,561,262
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	253,994	12,184,092
UTILITIES - 1.1%
Electric Utilities - 0.8%
Exelon Corp.	294,500	11,152,715
PPL Corp.	10,500	412,020
		11,564,735
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc. (a)	384,900	3,625,758

TOTAL UTILITIES		15,190,493

TOTAL COMMON STOCKS
(Cost $1,022,181,258)		1,335,785,192

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)(e)
(Cost $2,201,072)	2,201,072	1,694,825

Money Market Funds - 0.6%
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)
(Cost $8,065,405)	8,064,460	8,065,267
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $1,032,447,735)		1,345,545,284
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(6,360,892)
NET ASSETS - 100%		$1,339,184,392

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,756,582 or 0.7% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$3,112,250
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$2,201,072

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,691
Fidelity Securities Lending Cash Central Fund	56,609
Total	$113,300

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,033,219	$83,033,219	$--	$--
Consumer Staples	80,006,670	80,006,670	--	--
Energy	165,214,089	165,214,089	--	--
Financials	312,217,834	304,156,077	8,061,757	--
Health Care	212,092,893	210,742,903	1,349,990	--
Industrials	146,908,415	146,908,415	--	--
Information Technology	258,403,106	258,403,106	--	--
Materials	46,973,119	46,973,119	--	--
Real Estate	3,561,262	3,561,262	--	--
Telecommunication Services	12,184,092	12,184,092	--	--
Utilities	15,190,493	15,190,493	--	--
Other	1,694,825	--	--	1,694,825
Money Market Funds	8,065,267	8,065,267	--	--
Total Investments in Securities:	$1,345,545,284	$1,334,438,712	$9,411,747	$1,694,825

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

August 31, 2017

AXS3-QTLY-1017
1.967936.103

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 2.2%
Tesla, Inc. (a)	36,821	$13,104,594
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	1,300	411,723
Compass Group PLC	1,400	29,907
Marriott International, Inc. Class A	200	20,716
Penn National Gaming, Inc. (a)	30,100	667,919
Starbucks Corp.	28,200	1,547,052
U.S. Foods Holding Corp. (a)	171,500	4,707,675
		7,384,992
Household Durables - 0.4%
Newell Brands, Inc.	50,700	2,447,796
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	20,300	19,906,180
Blue Apron Holdings, Inc.:
Class B	94,530	445,803
Class B	23,632	117,640
Groupon, Inc. (a)	401,100	1,780,884
Netflix, Inc. (a)	22,300	3,896,033
Priceline Group, Inc. (a)	2,300	4,259,784
Vipshop Holdings Ltd. ADR (a)	383,400	3,569,454
Wayfair LLC Class A (a)	31,506	2,237,241
		36,213,019
Media - 2.8%
Charter Communications, Inc. Class A (a)	21,762	8,673,027
Comcast Corp. Class A	93,900	3,813,279
Liberty Global PLC LiLAC Class A (a)	2	52
Liberty Media Corp. Liberty Media Class A (a)	45,600	1,729,608
Lions Gate Entertainment Corp.:
Class A (b)	27,300	811,629
Class B	27,100	760,697
Naspers Ltd. Class N	600	135,646
The Walt Disney Co.	10,700	1,082,840
Vivendi SA	1,500	34,419
		17,041,197
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	26,900	2,142,316
Specialty Retail - 0.8%
Home Depot, Inc.	20,400	3,057,348
TJX Companies, Inc.	21,300	1,539,990
		4,597,338
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	22,600	1,300,630

TOTAL CONSUMER DISCRETIONARY		84,231,882

CONSUMER STAPLES - 5.6%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	9,900	1,980,990
Molson Coors Brewing Co. Class B	15,800	1,418,050
Monster Beverage Corp. (a)	59,600	3,326,872
The Coca-Cola Co.	18,100	824,455
		7,550,367
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	12,800	2,006,272
CVS Health Corp.	34,400	2,660,496
Performance Food Group Co. (a)	246,400	6,849,920
		11,516,688
Food Products - 0.0%
Kerry Group PLC Class A	1,000	93,129
Personal Products - 0.6%
Coty, Inc. Class A	130,300	2,160,374
Unilever NV (Certificaten Van Aandelen) (Bearer)	25,800	1,535,983
		3,696,357
Tobacco - 1.8%
British American Tobacco PLC (United Kingdom)	143,800	8,970,982
Philip Morris International, Inc.	17,700	2,069,661
		11,040,643

TOTAL CONSUMER STAPLES		33,897,184

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	8,700	356,091
Cabot Oil & Gas Corp.	89,700	2,291,835
Devon Energy Corp.	12,000	376,800
PDC Energy, Inc. (a)	17,400	684,342
Petronet LNG Ltd.	19,100	67,874
Teekay LNG Partners LP	44,800	761,600
Williams Partners LP	34,000	1,339,600
		5,878,142
FINANCIALS - 3.9%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	29,700	2,893,671
Capital Markets - 2.6%
BlackRock, Inc. Class A	700	293,307
CBOE Holdings, Inc.	98,400	9,927,576
MSCI, Inc.	2,900	332,369
S&P Global, Inc.	2,300	354,959
TD Ameritrade Holding Corp.	105,700	4,578,924
		15,487,135
Consumer Finance - 0.8%
Synchrony Financial	154,200	4,747,818

TOTAL FINANCIALS		23,128,624

HEALTH CARE - 17.4%
Biotechnology - 9.7%
ACADIA Pharmaceuticals, Inc. (a)	17,846	635,496
Acorda Therapeutics, Inc. (a)	15,807	328,786
Agios Pharmaceuticals, Inc. (a)	8,000	506,080
Alexion Pharmaceuticals, Inc. (a)	84,400	12,019,404
Alkermes PLC (a)	18,261	927,294
Alnylam Pharmaceuticals, Inc. (a)	46,377	3,975,900
Amgen, Inc.	67,800	12,052,806
Amicus Therapeutics, Inc. (a)	170,000	2,369,800
BioMarin Pharmaceutical, Inc. (a)	23,600	2,128,484
bluebird bio, Inc.(a)	20,900	2,609,365
Coherus BioSciences, Inc. (a)	19,000	274,550
Five Prime Therapeutics, Inc. (a)	14,200	481,664
Genocea Biosciences, Inc. (a)(b)	27,140	132,172
Insmed, Inc. (a)	86,200	1,070,604
Intercept Pharmaceuticals, Inc. (a)	2,900	338,169
Ionis Pharmaceuticals, Inc. (a)	81,756	4,383,757
Neurocrine Biosciences, Inc. (a)	44,055	2,493,513
Prothena Corp. PLC (a)	31,405	1,929,523
Regeneron Pharmaceuticals, Inc. (a)	6,000	2,981,400
Rigel Pharmaceuticals, Inc. (a)	181,900	463,845
Sage Therapeutics, Inc. (a)	6,000	493,500
Sienna Biopharmaceuticals, Inc.	10,300	257,706
Spark Therapeutics, Inc. (a)	4,900	403,417
TESARO, Inc. (a)	15,900	2,053,326
Vertex Pharmaceuticals, Inc. (a)	14,100	2,263,614
Xencor, Inc. (a)	15,400	332,948
		57,907,123
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	244,800	6,744,240
Danaher Corp.	16,100	1,343,062
Insulet Corp. (a)	26,900	1,561,814
Intuitive Surgical, Inc. (a)	1,300	1,306,071
Medtronic PLC	31,100	2,507,282
		13,462,469
Health Care Providers & Services - 2.5%
Aetna, Inc.	3,900	615,030
Anthem, Inc.	29,500	5,783,180
Cigna Corp.	9,600	1,747,776
Humana, Inc.	8,200	2,112,484
UnitedHealth Group, Inc.	25,000	4,972,500
		15,230,970
Health Care Technology - 0.6%
athenahealth, Inc. (a)	23,723	3,343,282
Pharmaceuticals - 2.4%
Akcea Therapeutics, Inc. (b)	81,400	1,518,110
Allergan PLC	33,960	7,793,141
Bristol-Myers Squibb Co.	44,100	2,667,168
Innoviva, Inc. (a)	49,400	693,576
Theravance Biopharma, Inc. (a)	37,400	1,221,858
		13,893,853

TOTAL HEALTH CARE		103,837,697

INDUSTRIALS - 3.0%
Air Freight & Logistics - 0.2%
FedEx Corp.	5,600	1,200,528
Airlines - 1.2%
JetBlue Airways Corp. (a)	15,100	299,131
Spirit Airlines, Inc. (a)	200,900	6,840,645
		7,139,776
Electrical Equipment - 0.3%
Fortive Corp.	6,200	402,814
Sunrun, Inc. (a)(b)	250,200	1,676,340
		2,079,154
Machinery - 0.5%
Allison Transmission Holdings, Inc.	23,899	830,012
Caterpillar, Inc.	19,100	2,244,059
Middleby Corp. (a)	1,000	121,700
		3,195,771
Professional Services - 0.6%
Equifax, Inc.	14,100	2,008,827
TransUnion Holding Co., Inc. (a)	27,300	1,306,578
		3,315,405
Trading Companies & Distributors - 0.2%
Bunzl PLC	30,600	914,041

TOTAL INDUSTRIALS		17,844,675

INFORMATION TECHNOLOGY - 43.5%
Communications Equipment - 0.9%
Carvana Co. Class A (b)	293,800	5,244,330
Internet Software & Services - 12.1%
Akamai Technologies, Inc. (a)	9,200	433,780
Alibaba Group Holding Ltd. sponsored ADR (a)	2,000	343,480
Alphabet, Inc.:
Class A (a)	14,800	14,137,552
Class C (a)	24,800	23,295,384
Cloudera, Inc. (b)	2,600	50,440
Cloudera, Inc.	10,396	191,598
Criteo SA sponsored ADR (a)	3,300	160,743
Endurance International Group Holdings, Inc. (a)	178,323	1,373,087
Facebook, Inc. Class A (a)	115,200	19,810,944
GoDaddy, Inc. (a)	97,800	4,383,396
Nutanix, Inc. Class A (b)	72,500	1,595,000
The Trade Desk, Inc.	30,800	1,631,476
Wix.com Ltd. (a)	76,369	4,971,622
		72,378,502
IT Services - 11.3%
Accenture PLC Class A	2,600	339,976
Alliance Data Systems Corp.	34,000	7,667,000
Capgemini SA	26,300	2,915,792
Cognizant Technology Solutions Corp. Class A	108,000	7,643,160
EPAM Systems, Inc. (a)	60,600	4,928,598
Euronet Worldwide, Inc. (a)	38,500	3,783,395
FleetCor Technologies, Inc. (a)	28,500	4,097,445
Global Payments, Inc.	58,800	5,614,812
Luxoft Holding, Inc. (a)	95,999	4,862,349
MasterCard, Inc. Class A	48,100	6,411,730
PayPal Holdings, Inc. (a)	68,100	4,200,408
Paysafe Group PLC (a)	372,000	2,818,855
Presidio, Inc.	217,100	3,019,861
Vantiv, Inc. (a)	1,000	70,690
Visa, Inc. Class A	90,800	9,399,616
		67,773,687
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	26,100	339,300
Analog Devices, Inc.	19,300	1,614,831
Broadcom Ltd.	5,900	1,487,213
Cavium, Inc. (a)	4,800	303,888
Micron Technology, Inc. (a)	104,300	3,334,471
NVIDIA Corp.	24,000	4,066,560
ON Semiconductor Corp. (a)	137,600	2,350,208
Qualcomm, Inc.	58,100	3,036,887
SolarEdge Technologies, Inc. (a)	44,980	1,203,215
		17,736,573
Software - 9.7%
Activision Blizzard, Inc.	92,700	6,077,412
Adobe Systems, Inc. (a)	45,200	7,013,232
Autodesk, Inc. (a)	54,900	6,283,854
Electronic Arts, Inc. (a)	28,000	3,402,000
Microsoft Corp.	218,100	16,307,337
Red Hat, Inc. (a)	8,300	892,250
Salesforce.com, Inc. (a)	131,748	12,580,617
SS&C Technologies Holdings, Inc.	75,900	2,938,089
Workday, Inc. Class A (a)	24,500	2,687,405
		58,182,196
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	241,200	39,556,799

TOTAL INFORMATION TECHNOLOGY		260,872,087

MATERIALS - 4.5%
Chemicals - 3.6%
E.I. du Pont de Nemours & Co.	49,200	4,129,356
LG Chemical Ltd.	978	329,702
LyondellBasell Industries NV Class A	152,200	13,787,798
Monsanto Co.	18,400	2,156,480
The Chemours Co. LLC	21,000	1,030,470
		21,433,806
Containers & Packaging - 0.9%
Ball Corp.	143,600	5,742,564

TOTAL MATERIALS		27,176,370

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	122,400	18,121,320
Extra Space Storage, Inc.	37,600	2,918,888
Prologis, Inc.	4,800	304,128
SBA Communications Corp. Class A (a)	20,800	3,193,840
		24,538,176
Real Estate Management & Development - 0.3%
Redfin Corp.	1,100	24,519
Redfin Corp.	94,108	1,887,901
		1,912,420

TOTAL REAL ESTATE		26,450,596

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Altice U.S.A., Inc. Class A	21,700	662,067
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	138,600	8,968,806

TOTAL TELECOMMUNICATION SERVICES		9,630,873

TOTAL COMMON STOCKS
(Cost $414,605,550)		592,948,130

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(c)(d)	273,248	847,069
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(d)	67,979	637,493
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	55,696	2,716,418

TOTAL CONVERTIBLE PREFERRED STOCKS		4,200,980

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(d)	273,248	204,936
TOTAL PREFERRED STOCKS
(Cost $2,553,513)		4,405,916

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.11% (e)	2,491,597	2,492,095
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	6,953,752	6,954,447
TOTAL MONEY MARKET FUNDS
(Cost $9,446,301)		9,446,542
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $426,605,364)		606,800,588
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,017,604)
NET ASSETS - 100%		$599,782,984

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,405,916 or 0.7% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Clover Health Series D	6/7/17	$637,493
PAX Labs, Inc. Series A	5/22/15	$202,204
PAX Labs, Inc. Series C	5/22/15	$849,801
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$31,369
Fidelity Securities Lending Cash Central Fund	313,372
Total	$344,741

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$84,231,882	$83,668,439	$563,443	$--
Consumer Staples	34,949,189	23,390,219	10,506,965	1,052,005
Energy	5,878,142	5,878,142	--	--
Financials	23,766,117	23,128,624	--	637,493
Health Care	103,837,697	103,837,697	--	--
Industrials	17,844,675	17,844,675	--	--
Information Technology	263,588,505	260,680,489	191,598	2,716,418
Materials	27,176,370	27,176,370	--	--
Real Estate	26,450,596	24,562,695	1,887,901	--
Telecommunication Services	9,630,873	9,630,873	--	--
Money Market Funds	9,446,542	9,446,542	--	--
Total Investments in Securities:	$606,800,588	$589,244,765	$13,149,907	$4,405,916

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

August 31, 2017

ADGF-QTLY-1017
1.805738.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.1%
Delphi Automotive PLC	50,700	$4,887
Gentex Corp.	91,964	1,680
Lear Corp.	10,600	1,585
Tenneco, Inc.	28,600	1,550
The Goodyear Tire & Rubber Co.	62,000	1,879
		11,581
Automobiles - 0.1%
General Motors Co.	28,000	1,023
Distributors - 0.3%
Genuine Parts Co.	43,200	3,578
Diversified Consumer Services - 0.5%
Graham Holdings Co.	5,400	3,171
H&R Block, Inc.	69,500	1,858
		5,029
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	29,909	2,075
McDonald's Corp.	33,800	5,407
		7,482
Household Durables - 0.5%
Lennar Corp. Class A	91,800	4,752
Media - 3.6%
Charter Communications, Inc. Class A (a)	5,900	2,351
Cinemark Holdings, Inc.	76,700	2,553
Comcast Corp. Class A	398,050	16,165
Interpublic Group of Companies, Inc.	204,200	4,113
Omnicom Group, Inc.	57,800	4,184
Twenty-First Century Fox, Inc. Class A	276,900	7,640
		37,006
Multiline Retail - 0.4%
Dollar General Corp.	55,700	4,042
Specialty Retail - 1.7%
AutoZone, Inc. (a)	7,900	4,175
Foot Locker, Inc.	48,491	1,708
Kingfisher PLC	4,216	16
L Brands, Inc.	44,600	1,615
Ross Stores, Inc.	70,700	4,132
TJX Companies, Inc.	73,800	5,336
		16,982
Textiles, Apparel & Luxury Goods - 0.6%
Carter's, Inc.	29,600	2,567
Ralph Lauren Corp.	30,000	2,637
VF Corp.	13,100	824
		6,028

TOTAL CONSUMER DISCRETIONARY		97,503

CONSUMER STAPLES - 11.1%
Beverages - 3.3%
Anheuser-Busch InBev SA NV	29,100	3,446
Constellation Brands, Inc. Class A (sub. vtg.)	12,200	2,441
Dr. Pepper Snapple Group, Inc.	48,311	4,399
Molson Coors Brewing Co. Class B	41,500	3,725
PepsiCo, Inc.	83,200	9,629
The Coca-Cola Co.	207,510	9,452
		33,092
Food & Staples Retailing - 2.5%
CVS Health Corp.	90,000	6,961
Kroger Co.	188,220	4,116
Wal-Mart Stores, Inc.	102,300	7,987
Walgreens Boots Alliance, Inc.	83,000	6,765
		25,829
Food Products - 2.3%
ConAgra Foods, Inc.	103,800	3,369
General Mills, Inc.	74,300	3,957
Hilton Food Group PLC	221,644	2,208
Ingredion, Inc.	24,900	3,083
Kellogg Co.	14,800	969
The J.M. Smucker Co.	13,700	1,435
The Kraft Heinz Co.	60,200	4,861
Tyson Foods, Inc. Class A	48,400	3,064
		22,946
Household Products - 1.4%
Energizer Holdings, Inc.	46,900	2,071
Procter & Gamble Co.	136,688	12,612
		14,683
Personal Products - 0.2%
Coty, Inc. Class A	133,384	2,212
Tobacco - 1.4%
Altria Group, Inc.	95,600	6,061
British American Tobacco PLC (United Kingdom)	132,030	8,237
		14,298

TOTAL CONSUMER STAPLES		113,060

ENERGY - 6.9%
Oil, Gas & Consumable Fuels - 6.9%
Chevron Corp.	174,190	18,746
Exxon Mobil Corp.	276,822	21,130
Imperial Oil Ltd.	124,700	3,681
Kinder Morgan, Inc.	160,300	3,099
Phillips 66 Co.	93,800	7,861
PrairieSky Royalty Ltd. (b)	105,600	2,481
Suncor Energy, Inc.	257,180	8,059
Total SA sponsored ADR	40,100	2,087
Valero Energy Corp.	53,700	3,657
		70,801
FINANCIALS - 13.7%
Banks - 7.7%
Bank of America Corp.	612,603	14,635
JPMorgan Chase & Co.	289,493	26,312
U.S. Bancorp	299,317	15,340
Wells Fargo & Co.	442,490	22,598
		78,885
Capital Markets - 1.2%
Brookfield Asset Management, Inc. Class A (b)	119,800	4,738
Diamond Hill Investment Group, Inc.	8,400	1,649
KKR & Co. LP	78,100	1,485
MSCI, Inc.	15,100	1,731
S&P Global, Inc.	20,467	3,159
		12,762
Consumer Finance - 0.0%
Capital One Financial Corp.	5,000	398
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
		398
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	72,700	13,170
Insurance - 3.5%
Allstate Corp.	65,600	5,937
Chubb Ltd.	70,700	9,998
First American Financial Corp.	56,300	2,762
Marsh & McLennan Companies, Inc.	78,900	6,161
The Travelers Companies, Inc.	87,000	10,543
		35,401

TOTAL FINANCIALS		140,616

HEALTH CARE - 15.4%
Biotechnology - 2.7%
Amgen, Inc.	111,237	19,775
Gilead Sciences, Inc.	95,800	8,019
		27,794
Health Care Equipment & Supplies - 3.5%
Becton, Dickinson & Co.	47,000	9,374
Danaher Corp.	123,094	10,269
Medtronic PLC	177,502	14,310
Zimmer Biomet Holdings, Inc.	18,400	2,103
		36,056
Health Care Providers & Services - 2.5%
Anthem, Inc.	57,800	11,331
Cardinal Health, Inc.	75,900	5,120
Cigna Corp.	14,000	2,549
McKesson Corp.	23,800	3,554
Quest Diagnostics, Inc.	23,700	2,568
		25,122
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	34,800	6,512
Pharmaceuticals - 6.0%
Allergan PLC	19,500	4,475
GlaxoSmithKline PLC	317,771	6,305
Johnson & Johnson	238,002	31,504
Pfizer, Inc.	398,900	13,531
Sanofi SA	58,451	5,699
		61,514

TOTAL HEALTH CARE		156,998

INDUSTRIALS - 12.0%
Aerospace & Defense - 2.3%
General Dynamics Corp.	40,300	8,114
Rockwell Collins, Inc.	47,200	6,186
United Technologies Corp.	75,000	8,979
		23,279
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	69,300	4,895
United Parcel Service, Inc. Class B	90,100	10,304
		15,199
Airlines - 0.5%
Allegiant Travel Co.	4,200	496
Delta Air Lines, Inc.	108,100	5,101
		5,597
Commercial Services & Supplies - 0.3%
Deluxe Corp.	45,900	3,183
Electrical Equipment - 1.3%
AMETEK, Inc.	135,400	8,564
Fortive Corp.	75,397	4,899
		13,463
Industrial Conglomerates - 3.1%
General Electric Co.	614,300	15,081
Honeywell International, Inc.	74,300	10,273
Roper Technologies, Inc.	29,596	6,827
		32,181
Machinery - 0.8%
Crane Co.	34,400	2,554
Snap-On, Inc.	36,800	5,431
		7,985
Professional Services - 0.1%
Dun & Bradstreet Corp.	9,600	1,070
Road & Rail - 1.9%
Norfolk Southern Corp.	56,300	6,785
Union Pacific Corp.	116,400	12,257
		19,042
Trading Companies & Distributors - 0.2%
Fastenal Co.	22,000	939
Now, Inc. (a)	17,720	207
W.W. Grainger, Inc.	3,100	504
		1,650

TOTAL INDUSTRIALS		122,649

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	415,279	13,376
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	38,200	3,041
Internet Software & Services - 1.8%
Alphabet, Inc. Class C (a)	19,628	18,437
IT Services - 3.8%
Accenture PLC Class A	78,200	10,225
CSRA, Inc.	128,000	4,033
Fidelity National Information Services, Inc.	106,298	9,877
IBM Corp.	28,900	4,134
Leidos Holdings, Inc.	45,900	2,677
Paychex, Inc.	36,000	2,053
The Western Union Co.	64,600	1,222
Total System Services, Inc.	71,600	4,949
		39,170
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	286,700	10,055
Qualcomm, Inc.	160,578	8,393
		18,448
Software - 5.6%
CA Technologies, Inc.	134,200	4,453
Constellation Software, Inc.	1,500	834
Micro Focus International PLC	199,000	5,849
Microsoft Corp.	438,063	32,754
Oracle Corp.	229,500	11,551
SAP SE	13,942	1,463
		56,904
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	232,624	38,143
Hewlett Packard Enterprise Co.	203,900	3,682
HP, Inc.	214,600	4,095
Xerox Corp.	99,400	3,208
		49,128

TOTAL INFORMATION TECHNOLOGY		198,504

MATERIALS - 3.5%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	82,700	6,941
LyondellBasell Industries NV Class A	84,100	7,619
Monsanto Co.	67,300	7,888
PPG Industries, Inc.	22,900	2,389
W.R. Grace & Co.	15,900	1,137
		25,974
Containers & Packaging - 0.6%
Ball Corp.	164,147	6,564
Metals & Mining - 0.4%
Nucor Corp.	36,400	2,006
Steel Dynamics, Inc.	43,700	1,505
		3,511

TOTAL MATERIALS		36,049

REAL ESTATE - 2.2%
Equity Real Estate Investment Trusts (REITs) - 2.2%
American Tower Corp.	75,000	11,104
Four Corners Property Trust, Inc.	45,315	1,151
National Retail Properties, Inc.	71,000	2,970
Spirit Realty Capital, Inc.	243,700	2,120
Store Capital Corp.	117,200	2,975
VEREIT, Inc.	280,200	2,365
		22,685
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	287,200	10,759
Verizon Communications, Inc.	216,600	10,390
		21,149
UTILITIES - 1.2%
Electric Utilities - 1.0%
Exelon Corp.	180,600	6,839
Great Plains Energy, Inc.	101,600	3,118
		9,957
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	181,600	2,005

TOTAL UTILITIES		11,962

TOTAL COMMON STOCKS
(Cost $815,804)		991,976
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind (Cost $693)	989	692
	Shares	Value (000s)

Money Market Funds - 2.1%
Fidelity Cash Central Fund, 1.11% (c)	14,890,593	14,894
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)	6,969,005	6,970
TOTAL MONEY MARKET FUNDS
(Cost $21,861)		21,864
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $838,358)		1,014,532
NET OTHER ASSETS (LIABILITIES) - 0.8%		7,881
NET ASSETS - 100%		$1,022,413

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$308
Fidelity Securities Lending Cash Central Fund	8
Total	$316

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$97,503	$97,487	$16	$--
Consumer Staples	113,060	101,377	11,683	--
Energy	70,801	70,801	--	--
Financials	140,616	140,616	--	--
Health Care	156,998	144,994	12,004	--
Industrials	122,649	122,649	--	--
Information Technology	198,504	197,041	1,463	--
Materials	36,049	36,049	--	--
Real Estate	22,685	22,685	--	--
Telecommunication Services	21,149	21,149	--	--
Utilities	11,962	11,962	--	--
Corporate Bonds	692	--	692	--
Money Market Funds	21,864	21,864	--	--
Total Investments in Securities:	$1,014,532	$988,674	$25,858	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

August 31, 2017

AXS5-QTLY-1017
1.967947.103

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 2.0%
Dorman Products, Inc. (a)	62,200	$4,131,324
Standard Motor Products, Inc.	106,575	4,699,958
		8,831,282
Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc. (a)	88,800	7,286,040
Tsukada Global Holdings, Inc.	48,100	252,018
		7,538,058
Hotels, Restaurants & Leisure - 3.1%
Marriott Vacations Worldwide Corp.	120,800	14,056,288
Household Durables - 5.1%
NVR, Inc. (a)	3,100	8,434,635
PulteGroup, Inc.	277,700	7,170,214
TopBuild Corp. (a)	124,300	7,377,205
		22,982,054
Leisure Products - 2.4%
Polaris Industries, Inc. (b)	115,500	10,768,065
Media - 0.9%
Sinclair Broadcast Group, Inc. Class A	125,900	3,808,475

TOTAL CONSUMER DISCRETIONARY		67,984,222

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 1.0%
Sundrug Co. Ltd.	53,500	2,216,696
Tsuruha Holdings, Inc.	18,400	2,190,895
		4,407,591
Food Products - 3.2%
Blue Buffalo Pet Products, Inc. (a)(b)	223,691	5,762,280
The Hain Celestial Group, Inc. (a)	213,500	8,586,970
		14,349,250

TOTAL CONSUMER STAPLES		18,756,841

ENERGY - 2.9%
Energy Equipment & Services - 1.2%
Hess Midstream Partners LP	252,399	5,315,523
Oil, Gas & Consumable Fuels - 1.7%
Noble Midstream Partners LP	115,100	5,544,367
Noble Midstream Partners LP (c)	49,623	2,270,823
		7,815,190

TOTAL ENERGY		13,130,713

FINANCIALS - 15.0%
Banks - 9.3%
Allegiance Bancshares, Inc. (a)	178,897	6,091,443
Bank of Hawaii Corp.	44,400	3,468,972
Bank of the Ozarks, Inc.	193,600	8,317,056
ConnectOne Bancorp, Inc.	248,776	5,672,093
German American Bancorp, Inc.	126,791	4,125,779
Great Western Bancorp, Inc.	137,616	4,943,167
Home Bancshares, Inc.	212,800	4,960,368
ServisFirst Bancshares, Inc.	124,400	4,243,284
		41,822,162
Capital Markets - 1.5%
LPL Financial	141,700	6,637,228
Insurance - 2.9%
Enstar Group Ltd. (a)	23,100	4,794,405
Hastings Group Holdings PLC	1,128,561	4,643,627
James River Group Holdings Ltd.	87,463	3,488,024
		12,926,056
Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd. (a)	145,400	5,682,232

TOTAL FINANCIALS		67,067,678

HEALTH CARE - 11.5%
Health Care Equipment & Supplies - 1.3%
LivaNova PLC (a)	92,400	5,782,392
Health Care Providers & Services - 4.3%
HealthSouth Corp.	204,300	9,346,725
Premier, Inc. (a)	274,682	9,201,847
Sigma Healthcare Ltd.	1,036,061	704,192
		19,252,764
Health Care Technology - 0.6%
Quality Systems, Inc. (a)	175,500	2,764,125
Life Sciences Tools & Services - 4.9%
Cambrex Corp. (a)	106,200	5,533,020
Charles River Laboratories International, Inc. (a)	88,800	9,661,440
ICON PLC (a)	58,500	6,633,315
		21,827,775
Pharmaceuticals - 0.4%
Mallinckrodt PLC (a)	43,338	1,780,325

TOTAL HEALTH CARE		51,407,381

INDUSTRIALS - 9.5%
Building Products - 1.0%
Apogee Enterprises, Inc.	106,300	4,645,310
Commercial Services & Supplies - 1.8%
Coor Service Management Holding AB	263,300	1,872,252
Deluxe Corp.	88,800	6,158,280
		8,030,532
Construction & Engineering - 2.3%
Argan, Inc.	71,100	4,504,185
EMCOR Group, Inc.	88,800	5,864,352
		10,368,537
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	26,860	1,084,607
Machinery - 0.4%
Hy-Lok Corp.	79,784	1,557,734
Professional Services - 2.0%
Benefit One, Inc.	6,900	291,854
ICF International, Inc. (a)	92,276	4,433,862
On Assignment, Inc. (a)	87,464	4,172,033
		8,897,749
Trading Companies & Distributors - 1.8%
Univar, Inc. (a)	276,677	7,805,058

TOTAL INDUSTRIALS		42,389,527

INFORMATION TECHNOLOGY - 19.9%
Electronic Equipment & Components - 6.2%
CDW Corp.	165,300	10,483,326
ePlus, Inc. (a)	65,613	5,491,808
Fabrinet (a)	87,900	3,414,036
SYNNEX Corp.	69,313	8,290,528
		27,679,698
Internet Software & Services - 5.4%
j2 Global, Inc.	124,400	9,364,832
Stamps.com, Inc. (a)(b)	76,500	14,630,625
		23,995,457
IT Services - 6.4%
Blackhawk Network Holdings, Inc. (a)	135,400	6,065,920
Conduent, Inc.	737,300	12,172,823
Global Payments, Inc.	109,700	10,475,253
		28,713,996
Semiconductors & Semiconductor Equipment - 1.5%
Versum Materials, Inc.	175,365	6,476,229
Software - 0.4%
Zensar Technologies Ltd.	145,057	1,802,351

TOTAL INFORMATION TECHNOLOGY		88,667,731

MATERIALS - 6.1%
Chemicals - 0.2%
SK Kaken Co. Ltd.	10,000	891,436
Containers & Packaging - 4.6%
Berry Global Group, Inc. (a)	186,100	10,466,264
Greif, Inc. Class A	115,500	6,981,975
Silgan Holdings, Inc.	104,400	3,141,396
		20,589,635
Paper & Forest Products - 1.3%
Neenah Paper, Inc.	72,800	5,623,800

TOTAL MATERIALS		27,104,871

REAL ESTATE - 4.8%
Real Estate Management & Development - 4.8%
CBRE Group, Inc. (a)	304,700	10,993,576
Daito Trust Construction Co. Ltd.	28,200	4,998,199
Relo Holdings Corp.	233,900	5,316,925
		21,308,700
UTILITIES - 2.2%
Gas Utilities - 1.7%
Amerigas Partners LP	94,200	4,087,338
Star Gas Partners LP	307,478	3,357,660
		7,444,998
Multi-Utilities - 0.5%
Telecom Plus PLC	167,100	2,355,239

TOTAL UTILITIES		9,800,237

TOTAL COMMON STOCKS
(Cost $338,445,330)		407,617,901
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.09% 9/7/17 to 11/30/17(d)
(Cost $1,388,538)	1,390,000	1,388,633
	Shares	Value

Money Market Funds - 11.0%
Fidelity Cash Central Fund, 1.11% (e)	30,201,719	$30,207,760
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	18,868,148	18,870,034
TOTAL MONEY MARKET FUNDS
(Cost $49,078,355)		49,077,794

Equity Funds - 2.4%
Small Blend Funds - 2.4%
iShares Russell 2000 Index ETF
(Cost $10,715,998)	76,500	10,689,345
TOTAL INVESTMENT IN SECURITIES - 105.0%
(Cost $399,628,221)		468,773,673
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(22,242,316)
NET ASSETS - 100%		$446,531,357

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	393	Sept. 2017	$27,596,460	$(267,502)	$(267,502)

The notional amount of futures purchased as a percentage of Net Assets is 6.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,270,823 or 0.5% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,338,633.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$2,007,250

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$193,229
Fidelity Securities Lending Cash Central Fund	93,791
Total	$287,020

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$67,984,222	$67,984,222	$--	$--
Consumer Staples	18,756,841	18,756,841	--	--
Energy	13,130,713	10,859,890	2,270,823	--
Financials	67,067,678	67,067,678	--	--
Health Care	51,407,381	51,407,381	--	--
Industrials	42,389,527	42,389,527	--	--
Information Technology	88,667,731	88,667,731	--	--
Materials	27,104,871	27,104,871	--	--
Real Estate	21,308,700	21,308,700	--	--
Utilities	9,800,237	9,800,237	--	--
U.S. Government and Government Agency Obligations	1,388,633	--	1,388,633	--
Money Market Funds	49,077,794	49,077,794	--	--
Equity Funds	10,689,345	10,689,345	--	--
Total Investments in Securities:	$468,773,673	$465,114,217	$3,659,456	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(267,502)	$(267,502)	$--	$--
Total Liabilities	$(267,502)	$(267,502)	$--	$--
Total Derivative Instruments:	$(267,502)	$(267,502)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$0
Level 2 to Level 1	$26,017,064

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

August 31, 2017

AGAI-QTLY-1017
1.805763.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.8%
Auto Components - 0.0%
Gentex Corp.	11,100	$203
Automobiles - 0.1%
General Motors Co.	15,900	581
Hotels, Restaurants & Leisure - 0.2%
Cedar Fair LP (depositary unit)	2,500	173
DineEquity, Inc.	9,400	374
Dunkin' Brands Group, Inc.	4,600	237
Marriott International, Inc. Class A	1,700	176
		960
Media - 3.2%
Comcast Corp. Class A	266,158	10,809
Interpublic Group of Companies, Inc.	41,400	834
Omnicom Group, Inc.	6,100	442
The Walt Disney Co.	25,200	2,550
Time Warner, Inc. (a)	23,918	2,418
Viacom, Inc. Class B (non-vtg.)	18,700	535
		17,588
Multiline Retail - 0.7%
Dollar General Corp.	12,200	885
Target Corp.	59,999	3,272
		4,157
Specialty Retail - 1.5%
L Brands, Inc.	50,400	1,825
Lowe's Companies, Inc.	59,757	4,415
Ross Stores, Inc.	4,700	275
TJX Companies, Inc.	23,400	1,692
		8,207
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.	12,800	805

TOTAL CONSUMER DISCRETIONARY		32,501

CONSUMER STAPLES - 7.5%
Beverages - 2.7%
Coca-Cola European Partners PLC	10,600	456
Dr. Pepper Snapple Group, Inc.	16,300	1,484
Molson Coors Brewing Co. Class B	39,900	3,581
PepsiCo, Inc.	12,043	1,394
The Coca-Cola Co.	179,984	8,198
		15,113
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,600	251
CVS Health Corp.	49,051	3,794
Kroger Co.	102,200	2,235
Wal-Mart Stores, Inc.	45,500	3,552
		9,832
Food Products - 0.2%
B&G Foods, Inc. Class A	18,400	561
Snyders-Lance, Inc.	7,200	256
The J.M. Smucker Co.	1,100	115
		932
Household Products - 1.6%
Procter & Gamble Co. (a)	99,135	9,147
Personal Products - 0.6%
Coty, Inc. Class A	59,800	991
Edgewell Personal Care Co. (b)	5,900	448
Unilever NV (NY Reg.)	29,200	1,737
		3,176
Tobacco - 0.7%
Altria Group, Inc.	39,000	2,473
British American Tobacco PLC sponsored ADR	20,500	1,273
		3,746

TOTAL CONSUMER STAPLES		41,946

ENERGY - 12.4%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	25,900	878
National Oilwell Varco, Inc.	45,700	1,402
Oceaneering International, Inc.	60,900	1,373
Schlumberger Ltd.	25,134	1,596
		5,249
Oil, Gas & Consumable Fuels - 11.5%
Amyris, Inc. (b)(c)	22,024	54
Anadarko Petroleum Corp.	21,500	880
Apache Corp.	101,041	3,924
Cabot Oil & Gas Corp.	95,300	2,435
Cenovus Energy, Inc.	351,700	2,752
Chevron Corp.	91,663	9,865
ConocoPhillips Co.	227,300	9,924
Golar LNG Ltd.	50,000	1,084
Imperial Oil Ltd.	103,000	3,040
Kinder Morgan, Inc.	243,700	4,711
Legacy Reserves LP (b)	77,000	95
Phillips 66 Co.	6,000	503
Plains All American Pipeline LP	15,200	329
PrairieSky Royalty Ltd.	32,940	774
Suncor Energy, Inc.	304,790	9,551
Teekay LNG Partners LP	39,500	672
The Williams Companies, Inc.	292,031	8,682
Valero Energy Corp.	3,700	252
Williams Partners LP	114,320	4,504
		64,031

TOTAL ENERGY		69,280

FINANCIALS - 22.7%
Banks - 14.8%
Bank of America Corp. (a)	786,442	18,788
Citigroup, Inc. (a)	241,627	16,438
Comerica, Inc.	3,700	253
Cullen/Frost Bankers, Inc.	1,300	109
JPMorgan Chase & Co. (a)	187,743	17,064
M&T Bank Corp.	7,800	1,153
PNC Financial Services Group, Inc. (a)	36,716	4,605
Regions Financial Corp.	169,100	2,386
SunTrust Banks, Inc.	120,835	6,658
U.S. Bancorp	110,530	5,665
Wells Fargo & Co.	192,750	9,844
		82,963
Capital Markets - 7.3%
Apollo Global Management LLC Class A	40,300	1,190
CBOE Holdings, Inc.	21,400	2,159
Charles Schwab Corp. (a)	83,213	3,320
Goldman Sachs Group, Inc.	8,900	1,991
KKR & Co. LP	204,413	3,886
Morgan Stanley (a)	99,530	4,529
Northern Trust Corp.	64,637	5,720
Oaktree Capital Group LLC Class A	21,400	978
S&P Global, Inc.	16,000	2,469
State Street Corp. (a)	111,070	10,273
TD Ameritrade Holding Corp.	4,400	191
The Blackstone Group LP	122,400	4,006
		40,712
Insurance - 0.4%
Marsh & McLennan Companies, Inc.	26,466	2,066
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	80,290	1,405

TOTAL FINANCIALS		127,146

HEALTH CARE - 14.2%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (b)	22,200	3,162
Amgen, Inc.	51,792	9,207
Biogen, Inc. (b)	5,100	1,614
Gilead Sciences, Inc.	30,900	2,587
Intercept Pharmaceuticals, Inc. (b)	7,058	823
Shire PLC sponsored ADR	8,000	1,195
		18,588
Health Care Equipment & Supplies - 2.1%
Becton, Dickinson & Co.	1,500	299
Boston Scientific Corp. (b)	42,600	1,174
Danaher Corp.	21,300	1,777
Fisher & Paykel Healthcare Corp.	31,448	266
Medtronic PLC	66,042	5,324
Meridian Bioscience, Inc.	6,700	93
ResMed, Inc.	8,900	690
Steris PLC	4,800	418
Zimmer Biomet Holdings, Inc.	17,490	1,999
		12,040
Health Care Providers & Services - 3.3%
Aetna, Inc.	6,300	994
Anthem, Inc.	16,900	3,313
Cardinal Health, Inc.	28,900	1,950
Cigna Corp.	17,700	3,222
Fresenius Medical Care AG & Co. KGaA sponsored ADR	7,000	329
Humana, Inc.	8,400	2,164
McKesson Corp.	21,133	3,155
Patterson Companies, Inc.	26,500	1,020
UnitedHealth Group, Inc.	10,600	2,108
		18,255
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	8,200	531
Pharmaceuticals - 5.4%
Allergan PLC	5,300	1,216
AstraZeneca PLC sponsored ADR	34,500	1,029
Bayer AG	9,500	1,216
Bristol-Myers Squibb Co.	61,100	3,695
GlaxoSmithKline PLC sponsored ADR	215,409	8,666
Innoviva, Inc. (b)	19,400	272
Johnson & Johnson	74,101	9,809
Novartis AG sponsored ADR	2,801	236
Sanofi SA	18,629	1,816
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,174	2,223
		30,178

TOTAL HEALTH CARE		79,592

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.3%
General Dynamics Corp.	7,500	1,510
Meggitt PLC	16,706	112
Rolls-Royce Holdings PLC	106,100	1,253
The Boeing Co.	11,994	2,874
United Technologies Corp.	59,031	7,067
		12,816
Air Freight & Logistics - 1.7%
C.H. Robinson Worldwide, Inc.	35,600	2,514
Expeditors International of Washington, Inc.	24,300	1,363
United Parcel Service, Inc. Class B	50,079	5,727
		9,604
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	8,600	388
Ritchie Brothers Auctioneers, Inc.	14,200	422
		810
Construction & Engineering - 0.1%
Fluor Corp.	8,400	324
Electrical Equipment - 0.6%
Acuity Brands, Inc. (c)	4,700	831
AMETEK, Inc.	19,200	1,214
Hubbell, Inc. Class B	13,912	1,569
		3,614
Industrial Conglomerates - 2.2%
General Electric Co.	504,693	12,390
Machinery - 0.9%
Burckhardt Compression Holding AG (c)	1,010	296
Donaldson Co., Inc.	14,700	695
Flowserve Corp.	50,822	1,996
Snap-On, Inc.	4,000	590
Wabtec Corp.	16,400	1,157
		4,734
Professional Services - 0.4%
Intertrust NV	34,300	551
Nielsen Holdings PLC	36,000	1,399
		1,950
Road & Rail - 2.6%
CSX Corp.	106,033	5,323
J.B. Hunt Transport Services, Inc.	45,020	4,452
Norfolk Southern Corp.	20,908	2,520
Union Pacific Corp.	23,200	2,443
		14,738
Trading Companies & Distributors - 0.7%
Brenntag AG	1,000	53
Fastenal Co.	33,000	1,408
Howden Joinery Group PLC	18,000	99
W.W. Grainger, Inc.	700	114
Watsco, Inc.	14,564	2,146
		3,820

TOTAL INDUSTRIALS		64,800

INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	263,071	8,474
Electronic Equipment & Components - 0.1%
Avnet, Inc.	9,000	347
Philips Lighting NV	10,118	373
		720
Internet Software & Services - 3.4%
Alphabet, Inc.:
Class A (b)	10,923	10,434
Class C (b)	9,163	8,607
		19,041
IT Services - 3.8%
Accenture PLC Class A	11,000	1,438
Amdocs Ltd.	11,200	726
Cognizant Technology Solutions Corp. Class A	4,900	347
MasterCard, Inc. Class A (a)	35,290	4,704
Paychex, Inc.	98,609	5,624
Unisys Corp. (b)(c)	106,992	829
Visa, Inc. Class A	74,440	7,706
		21,374
Semiconductors & Semiconductor Equipment - 1.8%
Maxim Integrated Products, Inc.	12,900	602
Qualcomm, Inc.	167,098	8,734
United Microelectronics Corp. sponsored ADR (c)	30,100	75
Xilinx, Inc.	5,700	377
		9,788
Software - 4.4%
Micro Focus International PLC	18,400	541
Microsoft Corp.	281,373	21,041
Oracle Corp.	36,584	1,841
SAP SE sponsored ADR (c)	11,600	1,217
		24,640
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc. (a)	103,873	17,035

TOTAL INFORMATION TECHNOLOGY		101,072

MATERIALS - 3.1%
Chemicals - 2.5%
CF Industries Holdings, Inc.	45,700	1,325
E.I. du Pont de Nemours & Co.	15,431	1,295
LyondellBasell Industries NV Class A	33,400	3,026
Monsanto Co.	32,001	3,751
Potash Corp. of Saskatchewan, Inc.	143,700	2,501
PPG Industries, Inc.	2,200	230
The Scotts Miracle-Gro Co. Class A	3,100	296
W.R. Grace & Co.	19,200	1,372
		13,796
Containers & Packaging - 0.5%
Ball Corp.	36,900	1,476
Graphic Packaging Holding Co.	4,400	57
WestRock Co.	26,300	1,497
		3,030
Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	3,500	253

TOTAL MATERIALS		17,079

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	6,800	1,007
CoreSite Realty Corp.	2,200	261
Crown Castle International Corp.	24,500	2,657
First Potomac Realty Trust	4,672	52
Omega Healthcare Investors, Inc.	9,900	316
Public Storage	6,700	1,376
Sabra Health Care REIT, Inc.	16,700	365
Spirit Realty Capital, Inc.	59,100	514
		6,548
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	134,009	6,428
UTILITIES - 1.2%
Electric Utilities - 1.1%
Exelon Corp.	137,700	5,215
PPL Corp.	16,700	655
Southern Co.	3,500	169
		6,039
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	10,500	492

TOTAL UTILITIES		6,531

TOTAL COMMON STOCKS
(Cost $414,360)		552,923

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A 6.125%	16,700	927
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	12,600	745
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	5,200	348

TOTAL CONVERTIBLE PREFERRED STOCKS		2,020

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (b)	20,915,830	27
TOTAL PREFERRED STOCKS
(Cost $2,271)		2,047
	Principal Amount (000s)(d)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(e)
(Cost $534)	EUR 500	694
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (f)(g)(h)
(Cost $980)	979,864	754

Money Market Funds - 0.5%
Fidelity Securities Lending Cash Central Fund 1.11% (i)(j)
(Cost $2,759)	2,758,471	2,759
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $420,904)		559,177
NET OTHER ASSETS (LIABILITIES) - 0.0%		(177)
NET ASSETS - 100%		$559,000

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apple, Inc.	Chicago Board Options Exchange	53	$869	$170.00	10/20/17	$(16)
Bank of America Corp.	Chicago Board Options Exchange	784	1,874	27.00	9/15/17	0
Cisco Systems, Inc.	Chicago Board Options Exchange	268	863	33.00	10/20/17	(7)
Citigroup, Inc.	Chicago Board Options Exchange	268	1,823	70.00	9/15/17	(7)
JPMorgan Chase & Co.	Chicago Board Options Exchange	205	1,864	97.50	9/15/17	(1)
MasterCard, Inc. Class A	Chicago Board Options Exchange	33	440	135.00	10/20/17	(8)
Morgan Stanley	Chicago Board Options Exchange	146	664	48.00	9/15/17	(2)
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	17	213	135.00	11/17/17	(2)
Proctor & Gamble Co.	Chicago Board Options Exchange	99	913	95.00	10/20/17	(4)
State Street Corp.	Chicago Board Options Exchange	126	1,165	97.50	11/17/17	(17)
The Charles Schwab Corp.	Chicago Board Options Exchange	131	523	46.00	9/15/17	0
Time Warner, Inc.	Chicago Board Options Exchange	62	627	105.00	10/20/17	(3)
TOTAL WRITTEN OPTIONS						$(67)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $11,838,000.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Amount is stated in United States dollars unless otherwise noted.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $694,000 or 0.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $754,000 or 0.1% of net assets.

 (h) Level 3 instrument

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$980

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$18
Fidelity Securities Lending Cash Central Fund	18
Total	$36

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$32,501	$32,501	$--	$--
Consumer Staples	41,946	41,946	--	--
Energy	69,280	69,280	--	--
Financials	127,146	127,146	--	--
Health Care	80,519	77,776	2,743	--
Industrials	65,572	63,574	1,998	--
Information Technology	101,072	101,072	--	--
Materials	17,079	17,079	--	--
Real Estate	6,548	6,548	--	--
Telecommunication Services	6,428	6,428	--	--
Utilities	6,879	6,531	348	--
Corporate Bonds	694	--	694	--
Other	754	--	--	754
Money Market Funds	2,759	2,759	--	--
Total Investments in Securities:	$559,177	$552,640	$5,783	$754
Derivative Instruments:
Liabilities
Written Options	$(67)	$(67)	$--	$--
Total Liabilities	$(67)	$(67)	$--	$--
Total Derivative Instruments:	$(67)	$(67)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

August 31, 2017

EPI-QTLY-1017
1.805771.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 2.5%
Fiat Chrysler Automobiles NV (a)	99,300	$1,502
Fiat Chrysler Automobiles NV (a)	889,100	13,389
General Motors Co.	873,600	31,921
		46,812
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	292,300	15,071
Whitbread PLC	101,916	4,953
		20,024
Household Durables - 0.4%
M.D.C. Holdings, Inc.	226,580	7,081
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,062
Media - 3.2%
Comcast Corp. Class A	1,256,148	51,012
The Walt Disney Co.	102,500	10,373
		61,385
Multiline Retail - 0.9%
Kohl's Corp.	126,148	5,018
Macy's, Inc.	217,900	4,526
Target Corp.	156,355	8,526
		18,070
Specialty Retail - 0.2%
Bed Bath & Beyond, Inc.	24,100	665
GNC Holdings, Inc. Class A (e)	151,116	1,254
Williams-Sonoma, Inc.	42,100	1,937
		3,856

TOTAL CONSUMER DISCRETIONARY		158,290

CONSUMER STAPLES - 10.1%
Beverages - 1.2%
Molson Coors Brewing Co. Class B	130,505	11,713
The Coca-Cola Co.	239,200	10,896
		22,609
Food & Staples Retailing - 3.9%
CVS Health Corp.	294,000	22,738
Kroger Co.	77,700	1,699
Wal-Mart Stores, Inc.	360,850	28,172
Walgreens Boots Alliance, Inc.	267,444	21,797
		74,406
Food Products - 0.6%
B&G Foods, Inc. Class A (e)	233,754	7,129
The Hain Celestial Group, Inc. (a)	43,900	1,766
The J.M. Smucker Co.	23,300	2,441
		11,336
Household Products - 3.8%
Kimberly-Clark Corp.	72,600	8,951
Procter & Gamble Co.	701,217	64,701
		73,652
Personal Products - 0.3%
Unilever NV (NY Reg.)	91,700	5,456
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	87,501	5,436

TOTAL CONSUMER STAPLES		192,895

ENERGY - 10.7%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	102,200	3,465
Halliburton Co.	118,700	4,626
Schlumberger Ltd.	127,000	8,066
		16,157
Oil, Gas & Consumable Fuels - 9.9%
Amyris, Inc. (a)	1	0
Anadarko Petroleum Corp.	50,745	2,077
Apache Corp.	128,827	5,004
Chevron Corp.	234,369	25,223
ConocoPhillips Co.	645,300	28,174
Energy Transfer Equity LP	40,800	709
EQT Midstream Partners LP	5,400	412
Exxon Mobil Corp.	53,700	4,099
Golar LNG Ltd.	72,443	1,571
Imperial Oil Ltd.	136,100	4,017
Kinder Morgan, Inc.	638,000	12,333
Legacy Reserves LP (a)	505,299	622
MPLX LP	175,430	6,021
Suncor Energy, Inc.	739,900	23,185
The Williams Companies, Inc.	1,345,950	40,015
Williams Partners LP	884,715	34,858
		188,320

TOTAL ENERGY		204,477

FINANCIALS - 25.0%
Banks - 12.8%
Bank of America Corp.	1,538,700	36,760
Comerica, Inc.	46,180	3,152
JPMorgan Chase & Co.	977,257	88,819
KeyCorp (f)	489,520	8,425
Lloyds Banking Group PLC	3,444,300	2,839
M&T Bank Corp.	106,517	15,750
Regions Financial Corp.	815,800	11,511
Standard Chartered PLC (United Kingdom) (a)	381,284	3,796
SunTrust Banks, Inc.	306,900	16,910
U.S. Bancorp	488,800	25,051
Wells Fargo & Co. (f)	616,950	31,508
		244,521
Capital Markets - 7.6%
Apollo Global Management LLC Class A	44,200	1,305
Ares Capital Corp.	252,842	4,061
Ares Management LP	56,196	1,020
Brighthouse Financial, Inc.	27,732	1,583
KKR & Co. LP	1,841,096	34,999
Morgan Stanley (f)	357,442	16,264
State Street Corp.	391,699	36,228
The Blackstone Group LP	1,374,803	44,997
TPG Specialty Lending, Inc.	97,270	2,018
Virtu Financial, Inc. Class A (e)	65,400	1,174
		143,649
Insurance - 4.1%
American International Group, Inc.	33,500	2,026
Chubb Ltd.	343,384	48,561
Marsh & McLennan Companies, Inc.	36,900	2,881
MetLife, Inc. (f)	300,157	14,056
Prudential Financial, Inc. (f)	100,798	10,289
		77,813
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	112,600	2,339
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	441,590	7,728

TOTAL FINANCIALS		476,050

HEALTH CARE - 10.0%
Biotechnology - 1.6%
Amgen, Inc.	133,749	23,777
Gilead Sciences, Inc.	83,800	7,015
		30,792
Health Care Equipment & Supplies - 2.4%
Dentsply Sirona, Inc.	97,300	5,504
Medtronic PLC	501,982	40,470
		45,974
Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	70,700	893
Bristol-Myers Squibb Co.	141,300	8,546
GlaxoSmithKline PLC	1,124,200	22,304
Johnson & Johnson	511,018	67,643
Merck & Co., Inc.	53,000	3,385
Pfizer, Inc.	236,713	8,029
Teva Pharmaceutical Industries Ltd. sponsored ADR	214,600	3,404
		114,204

TOTAL HEALTH CARE		190,970

INDUSTRIALS - 8.8%
Aerospace & Defense - 2.8%
General Dynamics Corp.	61,800	12,443
Raytheon Co.	52,800	9,610
United Technologies Corp.	268,407	32,134
		54,187
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	34,879	2,464
PostNL NV	1,460,800	5,815
United Parcel Service, Inc. Class B	281,990	32,248
		40,527
Airlines - 0.3%
Allegiant Travel Co.	6,800	802
Copa Holdings SA Class A	39,000	4,839
		5,641
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	285,304	12,864
Waste Connection, Inc. (Canada)	48,289	3,222
		16,086
Electrical Equipment - 0.8%
AMETEK, Inc.	32,300	2,043
Eaton Corp. PLC	136,800	9,817
Regal Beloit Corp.	39,100	2,948
		14,808
Industrial Conglomerates - 1.9%
General Electric Co.	1,456,954	35,768
Machinery - 0.1%
Allison Transmission Holdings, Inc.	51,700	1,796

TOTAL INDUSTRIALS		168,813

INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 3.9%
Cisco Systems, Inc.	2,328,653	75,006
Electronic Equipment & Components - 0.8%
Dell Technologies, Inc.	79,100	5,927
TE Connectivity Ltd.	122,230	9,730
		15,657
IT Services - 1.4%
First Data Corp. (a)(g)	779,769	14,356
First Data Corp. Class A (a)	217,800	4,010
Paychex, Inc. (f)	125,678	7,167
		25,533
Semiconductors & Semiconductor Equipment - 2.4%
KLA-Tencor Corp.	13,400	1,255
Maxim Integrated Products, Inc.	213,010	9,939
Qualcomm, Inc.	534,089	27,917
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	168,800	6,241
		45,352
Software - 1.0%
Microsoft Corp.	245,838	18,381
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	79,300	13,005
Inventec Corp.	3,486,000	2,770
		15,775

TOTAL INFORMATION TECHNOLOGY		195,704

MATERIALS - 2.0%
Chemicals - 1.3%
LyondellBasell Industries NV Class A	102,400	9,276
Potash Corp. of Saskatchewan, Inc.	196,400	3,418
The Dow Chemical Co.	191,300	12,750
		25,444
Containers & Packaging - 0.7%
WestRock Co.	222,200	12,645

TOTAL MATERIALS		38,089

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
American Tower Corp.	39,900	5,907
Cousins Properties, Inc.	482,300	4,510
Crown Castle International Corp.	99,800	10,822
Duke Realty Corp.	189,400	5,629
First Potomac Realty Trust	452,777	5,039
Piedmont Office Realty Trust, Inc. Class A	262,635	5,318
Public Storage	38,500	7,906
Sabra Health Care REIT, Inc.	70,700	1,545
Ventas, Inc.	64,294	4,400
		51,076
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.0%
AT&T, Inc. (f)	771,827	28,913
Verizon Communications, Inc.	976,990	46,866
		75,779
Wireless Telecommunication Services - 0.1%
KDDI Corp.	94,900	2,560

TOTAL TELECOMMUNICATION SERVICES		78,339

UTILITIES - 6.0%
Electric Utilities - 5.3%
American Electric Power Co., Inc.	37,915	2,792
Duke Energy Corp.	83,600	7,298
Entergy Corp.	154,300	12,216
Exelon Corp.	1,105,500	41,865
PPL Corp.	522,700	20,511
Southern Co.	219,525	10,594
Xcel Energy, Inc.	111,900	5,539
		100,815
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	97,300	1,074
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	283,300	8,391
Public Service Enterprise Group, Inc.	102,100	4,782
		13,173

TOTAL UTILITIES		115,062

TOTAL COMMON STOCKS
(Cost $1,498,711)		1,869,765

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	230	307
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	470	383
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp. Series A 6.875%	500	555
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	5,350	560
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,497)		1,805
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24 (g)	1,075	1,088
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	645	452
Chesapeake Energy Corp. 5.5% 9/15/26 (g)	360	300
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)	1,140	1,029
		1,781
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	1,325	1,215

TOTAL CONVERTIBLE BONDS		4,084

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (g)	530	586
TOTAL CORPORATE BONDS
(Cost $4,709)		4,670

Preferred Securities - 0.0%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5%(h)(i)
(Cost $1,083)	1,030	1,098
	Shares	Value (000s)

Other - 0.2%
ENERGY -0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(j)
(Cost $3,910)	3,910,236	3,011

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.11% (k)	25,585,348	25,590
Fidelity Securities Lending Cash Central Fund 1.11% (k)(l)	6,732,590	6,733
TOTAL MONEY MARKET FUNDS
(Cost $32,323)		32,323
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,542,233)		1,912,672
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(4,763)
NET ASSETS - 100%		$1,907,909

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
AT&T, Inc.	Chicago Board Options Exchange	1,992	$7,462	$40.00	9/15/17	$(3)
KeyCorp	Chicago Board Options Exchange	1,804	3,105	20.00	9/15/17	(2)
MetLife, Inc.	Chicago Board Options Exchange	1,416	6,631	55.00	9/15/17	(29)
Morgan Stanley	Chicago Board Options Exchange	1,056	4,805	46.00	9/15/17	(59)
Paychex, Inc.	Chicago Board Options Exchange	308	1,757	60.00	9/15/17	(2)
Prudential Financial, Inc.	Chicago Board Options Exchange	342	3,491	115.00	9/15/17	(1)
Wells Fargo & Co.	Chicago Board Options Exchange	1,593	8,135	57.50	9/15/17	(1)
TOTAL WRITTEN OPTIONS						$(97)

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,084,000 or 0.4% of net assets.

 (d) Level 3 instrument

 (e) Security or a portion of the security is on loan at period end.

 (f) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $35,386,000.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,359,000 or 0.9% of net assets.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$3,910

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$354
Fidelity Securities Lending Cash Central Fund	126
Total	$480

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$158,290	$157,228	$--	$1,062
Consumer Staples	192,895	192,895	--	--
Energy	204,477	204,477	--	--
Financials	476,357	473,211	3,146	--
Health Care	191,353	167,773	23,580	--
Industrials	168,813	168,813	--	--
Information Technology	195,704	195,704	--	--
Materials	38,089	38,089	--	--
Real Estate	51,631	51,076	555	--
Telecommunication Services	78,899	75,779	3,120	--
Utilities	115,062	115,062	--	--
Corporate Bonds	4,670	--	4,670	--
Preferred Securities	1,098	--	1,098	--
Other	3,011	--	--	3,011
Money Market Funds	32,323	32,323	--	--
Total Investments in Securities:	$1,912,672	$1,872,430	$36,169	$4,073
Derivative Instruments:
Liabilities
Written Options	$(97)	$(97)	$--	$--
Total Liabilities	$(97)	$(97)	$--	$--
Total Derivative Instruments:	$(97)	$(97)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

August 31, 2017

AEV-QTLY-1017
1.805757.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.5%
Hyundai Mobis	6,200	$1,301,507
Leisure Products - 0.7%
Vista Outdoor, Inc. (a)	87,100	1,785,550
Media - 7.6%
CBS Corp. Class B	55,200	3,536,112
Charter Communications, Inc. Class A (a)	4,811	1,917,376
Cinemark Holdings, Inc.	41,800	1,391,522
Interpublic Group of Companies, Inc.	82,300	1,657,522
John Wiley & Sons, Inc. Class A	27,915	1,506,014
Lions Gate Entertainment Corp. Class B	124,281	3,488,568
Time Warner, Inc.	40,200	4,064,220
Twenty-First Century Fox, Inc. Class A	117,000	3,228,030
		20,789,364
Specialty Retail - 0.6%
Cabela's, Inc. Class A (a)	32,900	1,766,730
Textiles, Apparel & Luxury Goods - 2.0%
Christian Dior SA	6,700	2,068,579
PVH Corp.	27,500	3,461,975
		5,530,554

TOTAL CONSUMER DISCRETIONARY		31,173,705

CONSUMER STAPLES - 7.8%
Beverages - 1.4%
C&C Group PLC	472,820	1,698,174
PepsiCo, Inc.	19,500	2,256,735
		3,954,909
Food & Staples Retailing - 2.5%
CVS Health Corp.	65,400	5,058,036
Sysco Corp.	34,000	1,790,780
		6,848,816
Food Products - 2.3%
Kellogg Co.	20,800	1,361,568
Seaboard Corp.	328	1,408,980
The J.M. Smucker Co.	33,379	3,496,784
		6,267,332
Personal Products - 0.7%
Unilever NV (Certificaten Van Aandelen) (Bearer)	31,400	1,869,375
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	24,400	1,522,197
sponsored ADR	14,000	869,680
		2,391,877

TOTAL CONSUMER STAPLES		21,332,309

ENERGY - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	38,897	4,186,095
FLEX LNG Ltd. (a)	752,771	999,432
GasLog Ltd.	34,000	571,200
GasLog Partners LP	97,700	2,217,790
Golar LNG Partners LP	87,700	1,927,646
Hoegh LNG Partners LP	59,300	1,094,085
Phillips 66 Co.	29,100	2,438,871
Suncor Energy, Inc.	44,100	1,381,888
Teekay Corp. (b)	135,500	1,249,310
Teekay LNG Partners LP	93,500	1,589,500
Teekay Offshore Partners LP	375,913	868,359
		18,524,176
FINANCIALS - 26.5%
Banks - 11.3%
JPMorgan Chase & Co.	116,852	10,620,678
PNC Financial Services Group, Inc.	26,000	3,260,660
SunTrust Banks, Inc.	56,600	3,118,660
U.S. Bancorp	103,166	5,287,258
Wells Fargo & Co.	169,132	8,637,571
		30,924,827
Capital Markets - 1.2%
Goldman Sachs Group, Inc.	15,100	3,378,474
Consumer Finance - 2.6%
Capital One Financial Corp.	25,318	2,015,566
Discover Financial Services	40,300	2,375,685
Synchrony Financial	90,700	2,792,653
		7,183,904
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	57,669	10,447,316
Insurance - 4.7%
Allstate Corp.	27,000	2,443,500
Chubb Ltd.	18,800	2,658,696
FNF Group	41,380	1,996,171
FNFV Group (a)	39,592	667,125
Prudential PLC	93,037	2,183,977
The Travelers Companies, Inc.	22,987	2,785,565
		12,735,034
Mortgage Real Estate Investment Trusts - 2.9%
AGNC Investment Corp.	115,501	2,487,892
Annaly Capital Management, Inc.	241,005	3,012,563
MFA Financial, Inc.	268,236	2,355,112
		7,855,567

TOTAL FINANCIALS		72,525,122

HEALTH CARE - 14.4%
Biotechnology - 3.7%
Amgen, Inc.	37,400	6,648,598
Dyax Corp. rights 12/31/19 (a)(c)	58,900	194,370
Shire PLC sponsored ADR	21,843	3,263,126
		10,106,094
Health Care Providers & Services - 4.7%
Aetna, Inc.	15,700	2,475,890
Anthem, Inc.	12,600	2,470,104
Cigna Corp.	26,300	4,788,178
McKesson Corp.	20,800	3,105,648
		12,839,820
Pharmaceuticals - 6.0%
Allergan PLC	21,500	4,933,820
Bayer AG	28,400	3,634,444
Johnson & Johnson	36,092	4,777,498
Sanofi SA sponsored ADR	54,700	2,671,548
Teva Pharmaceutical Industries Ltd. sponsored ADR	21,932	347,842
		16,365,152

TOTAL HEALTH CARE		39,311,066

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.7%
United Technologies Corp.	39,900	4,776,828
Machinery - 0.6%
Deere & Co.	13,810	1,600,993
Professional Services - 2.4%
Dun & Bradstreet Corp.	30,800	3,432,352
Nielsen Holdings PLC	78,000	3,030,300
		6,462,652
Road & Rail - 0.9%
Union Pacific Corp.	23,700	2,495,610
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	29,600	1,488,880

TOTAL INDUSTRIALS		16,824,963

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 2.9%
Cisco Systems, Inc.	128,182	4,128,742
Harris Corp.	18,400	2,261,360
Juniper Networks, Inc.	53,200	1,475,236
		7,865,338
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	28,198	2,244,561
Internet Software & Services - 3.8%
Alphabet, Inc. Class A (a)	6,300	6,018,012
comScore, Inc. (a)(b)	64,400	1,870,820
VeriSign, Inc. (a)(b)	23,500	2,438,125
		10,326,957
IT Services - 2.0%
Amdocs Ltd.	26,000	1,684,540
Cognizant Technology Solutions Corp. Class A	31,700	2,243,409
The Western Union Co.	79,500	1,504,140
		5,432,089
Semiconductors & Semiconductor Equipment - 0.7%
Lattice Semiconductor Corp. (a)	81,700	461,605
NXP Semiconductors NV (a)	12,400	1,400,704
		1,862,309
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	28,600	4,690,400

TOTAL INFORMATION TECHNOLOGY		32,421,654

MATERIALS - 3.2%
Chemicals - 1.8%
LyondellBasell Industries NV Class A	31,200	2,826,408
Monsanto Co.	17,000	1,992,400
		4,818,808
Containers & Packaging - 1.4%
Ball Corp.	51,000	2,039,490
Graphic Packaging Holding Co.	142,500	1,859,625
		3,899,115

TOTAL MATERIALS		8,717,923

REAL ESTATE - 1.0%
Real Estate Management & Development - 1.0%
CBRE Group, Inc. (a)	74,100	2,673,528
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	99,800	4,787,406
UTILITIES - 4.3%
Electric Utilities - 4.0%
Exelon Corp.	108,400	4,105,108
PPL Corp.	69,400	2,723,256
Xcel Energy, Inc.	80,200	3,969,900
		10,798,264
Gas Utilities - 0.3%
WGL Holdings, Inc.	11,300	952,138

TOTAL UTILITIES		11,750,402

TOTAL COMMON STOCKS
(Cost $227,706,747)		260,042,254

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
Teva Pharmaceutical Industries Ltd. 7%
(Cost $1,564,313)	2,700	856,440

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 1.11% (d)	11,820,770	11,823,134
Fidelity Securities Lending Cash Central Fund 1.11% (d)(e)	3,997,479	3,997,878
TOTAL MONEY MARKET FUNDS
(Cost $15,820,852)		15,821,012
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $245,091,912)		276,719,706
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(3,287,495)
NET ASSETS - 100%		$273,432,211

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,535
Fidelity Securities Lending Cash Central Fund	23,484
Total	$101,019

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$31,173,705	$31,173,705	$--	$--
Consumer Staples	21,332,309	17,940,737	3,391,572	--
Energy	18,524,176	18,524,176	--	--
Financials	72,525,122	70,341,145	2,183,977	--
Health Care	40,167,506	39,116,696	856,440	194,370
Industrials	16,824,963	16,824,963	--	--
Information Technology	32,421,654	32,421,654	--	--
Materials	8,717,923	8,717,923	--	--
Real Estate	2,673,528	2,673,528	--	--
Telecommunication Services	4,787,406	4,787,406	--	--
Utilities	11,750,402	11,750,402	--	--
Money Market Funds	15,821,012	15,821,012	--	--
Total Investments in Securities:	$276,719,706	$270,093,347	$6,431,989	$194,370

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

August 31, 2017

ASCF-QTLY-1017
1.805747.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 2.0%
Dorman Products, Inc. (a)	350,000	$23,247
Standard Motor Products, Inc.	600,000	26,460
		49,707
Diversified Consumer Services - 1.7%
Grand Canyon Education, Inc. (a)	500,000	41,025
Tsukada Global Holdings, Inc.	386,700	2,026
		43,051
Hotels, Restaurants & Leisure - 3.2%
Marriott Vacations Worldwide Corp.	680,000	79,125
Household Durables - 5.3%
NVR, Inc. (a)	18,000	48,975
PulteGroup, Inc.	1,600,000	41,312
TopBuild Corp. (a)	700,000	41,545
		131,832
Leisure Products - 2.4%
Polaris Industries, Inc. (b)	650,000	60,600
Media - 0.8%
Sinclair Broadcast Group, Inc. Class A	700,000	21,175

TOTAL CONSUMER DISCRETIONARY		385,490

CONSUMER STAPLES - 4.3%
Food & Staples Retailing - 1.1%
Sundrug Co. Ltd.	320,000	13,259
Tsuruha Holdings, Inc.	110,000	13,098
		26,357
Food Products - 3.2%
Blue Buffalo Pet Products, Inc. (a)(b)	1,242,614	32,010
The Hain Celestial Group, Inc. (a)	1,200,000	48,264
		80,274

TOTAL CONSUMER STAPLES		106,631

ENERGY - 2.9%
Energy Equipment & Services - 1.2%
Hess Midstream Partners LP (c)	1,420,848	29,923
Oil, Gas & Consumable Fuels - 1.7%
Noble Midstream Partners LP	647,933	31,211
Noble Midstream Partners LP (d)	252,067	11,535
		42,746

TOTAL ENERGY		72,669

FINANCIALS - 15.2%
Banks - 9.4%
Allegiance Bancshares, Inc. (a)(c)	1,004,020	34,187
Bank of Hawaii Corp.	250,000	19,533
Bank of the Ozarks, Inc.	1,110,000	47,686
ConnectOne Bancorp, Inc.	1,400,000	31,920
German American Bancorp, Inc.	713,406	23,214
Great Western Bancorp, Inc.	774,419	27,817
Home Bancshares, Inc.	1,200,000	27,972
ServisFirst Bancshares, Inc.	700,000	23,877
		236,206
Capital Markets - 1.5%
LPL Financial	800,000	37,472
Insurance - 3.0%
Enstar Group Ltd. (a)	130,000	26,982
Hastings Group Holdings PLC	6,753,539	27,788
James River Group Holdings Ltd.	501,889	20,015
		74,785
Thrifts & Mortgage Finance - 1.3%
Essent Group Ltd. (a)	818,423	31,984

TOTAL FINANCIALS		380,447

HEALTH CARE - 11.8%
Health Care Equipment & Supplies - 1.3%
LivaNova PLC (a)	529,900	33,161
Health Care Providers & Services - 4.4%
HealthSouth Corp.	1,150,000	52,613
Premier, Inc. (a)	1,600,300	53,610
Sigma Healthcare Ltd.	6,200,000	4,214
		110,437
Health Care Technology - 0.7%
Quality Systems, Inc. (a)	1,000,000	15,750
Life Sciences Tools & Services - 5.0%
Cambrex Corp. (a)	600,000	31,260
Charles River Laboratories International, Inc. (a)	500,000	54,400
ICON PLC (a)	350,000	39,687
		125,347
Pharmaceuticals - 0.4%
Mallinckrodt PLC (a)	242,700	9,970

TOTAL HEALTH CARE		294,665

INDUSTRIALS - 9.6%
Building Products - 1.1%
Apogee Enterprises, Inc.	600,000	26,220
Commercial Services & Supplies - 1.8%
Coor Service Management Holding AB	1,535,502	10,919
Deluxe Corp.	500,000	34,675
		45,594
Construction & Engineering - 2.3%
Argan, Inc.	400,000	25,340
EMCOR Group, Inc.	500,000	33,020
		58,360
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	150,583	6,081
Machinery - 0.4%
Hy-Lok Corp. (c)	468,708	9,151
Professional Services - 2.0%
Benefit One, Inc.	40,600	1,717
ICF International, Inc. (a)	527,345	25,339
On Assignment, Inc. (a)	491,504	23,445
		50,501
Trading Companies & Distributors - 1.8%
Univar, Inc. (a)	1,556,622	43,912

TOTAL INDUSTRIALS		239,819

INFORMATION TECHNOLOGY - 20.1%
Electronic Equipment & Components - 6.3%
CDW Corp.	950,000	60,249
ePlus, Inc. (a)	369,489	30,926
Fabrinet (a)	500,000	19,420
SYNNEX Corp.	390,000	46,648
		157,243
Internet Software & Services - 5.4%
j2 Global, Inc.	700,000	52,696
Stamps.com, Inc. (a)	430,309	82,292
		134,988
IT Services - 6.5%
Blackhawk Network Holdings, Inc. (a)	761,900	34,133
Conduent, Inc.	4,150,000	68,517
Global Payments, Inc.	630,000	60,159
		162,809
Semiconductors & Semiconductor Equipment - 1.5%
Versum Materials, Inc.	969,219	35,793
Software - 0.4%
Zensar Technologies Ltd.	868,049	10,786

TOTAL INFORMATION TECHNOLOGY		501,619

MATERIALS - 6.3%
Chemicals - 0.3%
SK Kaken Co. Ltd.	92,000	8,201
Containers & Packaging - 4.7%
Berry Global Group, Inc. (a)	1,070,000	60,177
Greif, Inc. Class A	650,000	39,293
Silgan Holdings, Inc.	580,000	17,452
		116,922
Paper & Forest Products - 1.3%
Neenah Paper, Inc.	410,000	31,673

TOTAL MATERIALS		156,796

REAL ESTATE - 5.0%
Real Estate Management & Development - 5.0%
CBRE Group, Inc. (a)	1,750,000	63,140
Daito Trust Construction Co. Ltd.	170,000	30,131
Relo Holdings Corp.	1,400,000	31,824
		125,095
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Asia Satellite Telecommunications Holdings Ltd.	131,000	126
UTILITIES - 2.2%
Gas Utilities - 1.7%
Amerigas Partners LP	530,000	22,997
Star Gas Partners LP	1,737,269	18,971
		41,968
Multi-Utilities - 0.5%
Telecom Plus PLC	1,000,000	14,095

TOTAL UTILITIES		56,063

TOTAL COMMON STOCKS
(Cost $1,871,911)		2,319,420
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.09% 9/14/17 to 11/24/17 (e)
(Cost $5,771)	5,780	5,772
	Shares	Value (000s)

Money Market Funds - 11.1%
Fidelity Cash Central Fund, 1.11% (f)	130,769,535	$130,796
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	147,794,384	147,809
TOTAL MONEY MARKET FUNDS
(Cost $278,602)		278,605

Equity Funds - 2.7%
Small Blend Funds - 2.7%
iShares Russell 2000 Index ETF (b)
(Cost $67,222)	475,800	66,484
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $2,223,506)		2,670,281
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(170,098)
NET ASSETS - 100%		$2,500,183

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	1,629	Sept. 2017	$114,388	$(1,344)	$(1,344)

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,535,000 or 0.5% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,772,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Noble Midstream Partners LP	6/21/17	$10,196

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$940
Fidelity Securities Lending Cash Central Fund	770
Total	$1,710

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Allegiance Bancshares, Inc.	$11,016	$24,886	$--	$--	$--	$(1,715)	$34,187
Hess Midstream Partners LP	--	47,425	8,317	384	(3,085)	(6,100)	29,923
Hy-Lok Corp.	11,375	--	2,142	151	(923)	841	9,151
Tsukada Global Holdings, Inc.	17,683	--	12,924	145	1,281	(4,014)	--
Total	$40,074	$72,311	$23,383	$680	$(2,727)	$(10,988)	$73,261

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$385,490	$385,490	$--	$--
Consumer Staples	106,631	106,631	--	--
Energy	72,669	61,134	11,535	--
Financials	380,447	380,447	--	--
Health Care	294,665	294,665	--	--
Industrials	239,819	239,819	--	--
Information Technology	501,619	501,619	--	--
Materials	156,796	156,796	--	--
Real Estate	125,095	125,095	--	--
Telecommunication Services	126	126	--	--
Utilities	56,063	56,063	--	--
U.S. Government and Government Agency Obligations	5,772	--	5,772	--
Money Market Funds	278,605	278,605	--	--
Equity Funds	66,484	66,484	--	--
Total Investments in Securities:	$2,670,281	$2,652,974	$17,307	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,344)	$(1,344)	$--	$--
Total Liabilities	$(1,344)	$(1,344)	$--	$--
Total Derivative Instruments:	$(1,344)	$(1,344)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$0
Level 2 to Level 1	$149,802

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

August 31, 2017

GO-QTLY-1017
1.805740.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Automobiles - 2.2%
Tesla, Inc. (a)(b)	180,777	$64,339
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	6,400	2,027
Compass Group PLC	6,700	143
Marriott International, Inc. Class A	800	83
Penn National Gaming, Inc. (a)	145,800	3,235
Starbucks Corp.	139,600	7,658
U.S. Foods Holding Corp. (a)	840,803	23,080
		36,226
Household Durables - 0.4%
Newell Brands, Inc.	246,500	11,901
Internet & Direct Marketing Retail - 6.0%
Amazon.com, Inc. (a)	99,700	97,766
Blue Apron Holdings, Inc.:
Class B	382,036	1,802
Class B	95,508	475
Groupon, Inc. (a)	1,985,238	8,814
Netflix, Inc. (a)	108,300	18,921
Priceline Group, Inc. (a)	10,900	20,188
Vipshop Holdings Ltd. ADR (a)	1,861,100	17,327
Wayfair LLC Class A (a)	136,822	9,716
		175,009
Media - 2.8%
Charter Communications, Inc. Class A (a)	105,560	42,070
Comcast Corp. Class A	460,100	18,685
Liberty Media Corp. Liberty Media Class A (a)	225,900	8,568
Lions Gate Entertainment Corp.:
Class A (b)	132,250	3,932
Class B	131,450	3,690
Naspers Ltd. Class N	2,600	588
The Walt Disney Co.	52,500	5,313
Vivendi SA	6,900	158
		83,004
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	130,700	10,409
Specialty Retail - 0.8%
Home Depot, Inc.	99,800	14,957
TJX Companies, Inc.	104,500	7,555
		22,512
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	105,516	6,072

TOTAL CONSUMER DISCRETIONARY		409,472

CONSUMER STAPLES - 5.7%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	48,600	9,725
Molson Coors Brewing Co. Class B	78,000	7,001
Monster Beverage Corp. (a)	292,100	16,305
The Coca-Cola Co.	89,500	4,077
		37,108
Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	63,300	9,922
CVS Health Corp.	166,700	12,893
Performance Food Group Co. (a)	1,195,950	33,247
		56,062
Food Products - 0.0%
Kerry Group PLC Class A	4,500	419
Personal Products - 0.6%
Coty, Inc. Class A	632,600	10,489
Unilever NV (Certificaten Van Aandelen) (Bearer)	127,500	7,591
		18,080
Tobacco - 1.9%
British American Tobacco PLC (United Kingdom)	698,100	43,551
Philip Morris International, Inc.	87,500	10,231
		53,782

TOTAL CONSUMER STAPLES		165,451

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.	40,000	1,637
Cabot Oil & Gas Corp.	442,200	11,298
Devon Energy Corp.	55,200	1,733
PDC Energy, Inc. (a)	84,200	3,312
Petronet LNG Ltd.	80,684	287
Teekay LNG Partners LP	214,200	3,641
Williams Partners LP	168,400	6,635
		28,543
FINANCIALS - 3.9%
Banks - 0.5%
HDFC Bank Ltd. sponsored ADR	144,111	14,041
Capital Markets - 2.6%
BlackRock, Inc. Class A	3,500	1,467
CBOE Holdings, Inc.	477,500	48,175
MSCI, Inc.	13,300	1,524
S&P Global, Inc.	10,800	1,667
TD Ameritrade Holding Corp.	513,100	22,227
		75,060
Consumer Finance - 0.8%
Synchrony Financial	755,800	23,271

TOTAL FINANCIALS		112,372

HEALTH CARE - 17.0%
Biotechnology - 9.4%
ACADIA Pharmaceuticals, Inc. (a)	75,100	2,674
Acorda Therapeutics, Inc. (a)	63,800	1,327
Agios Pharmaceuticals, Inc. (a)	83,900	5,308
Alexion Pharmaceuticals, Inc. (a)	410,800	58,502
Alkermes PLC (a)	90,200	4,580
Alnylam Pharmaceuticals, Inc. (a)	208,212	17,850
Amgen, Inc.	332,900	59,180
Amicus Therapeutics, Inc. (a)	773,300	10,780
aTyr Pharma, Inc. (a)(c)	124,876	381
BioMarin Pharmaceutical, Inc. (a)	116,600	10,516
bluebird bio, Inc. (a)	88,100	10,999
Coherus BioSciences, Inc. (a)	88,294	1,276
Five Prime Therapeutics, Inc. (a)	66,700	2,262
Genocea Biosciences, Inc. (a)(b)	136,651	665
Insmed, Inc. (a)	365,479	4,539
Intercept Pharmaceuticals, Inc. (a)	10,235	1,194
Ionis Pharmaceuticals, Inc. (a)	345,153	18,507
Neurocrine Biosciences, Inc. (a)	183,875	10,407
Opko Health, Inc. (a)	1	0
Prothena Corp. PLC (a)	132,702	8,153
Regeneron Pharmaceuticals, Inc. (a)	29,500	14,659
Rigel Pharmaceuticals, Inc. (a)	498,548	1,271
Sage Therapeutics, Inc. (a)	29,144	2,397
Sienna Biopharmaceuticals, Inc. (b)	46,400	1,161
Spark Therapeutics, Inc. (a)	22,900	1,885
TESARO, Inc. (a)(b)	77,200	9,970
Vertex Pharmaceuticals, Inc. (a)	69,090	11,092
Xencor, Inc. (a)	65,100	1,407
		272,942
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,201,500	33,101
Danaher Corp.	78,200	6,523
Insulet Corp. (a)	108,600	6,305
Intuitive Surgical, Inc. (a)	6,200	6,229
Medtronic PLC	151,000	12,174
		64,332
Health Care Providers & Services - 2.6%
Aetna, Inc.	19,100	3,012
Anthem, Inc.	144,100	28,249
Cigna Corp.	47,200	8,593
Humana, Inc.	40,400	10,408
UnitedHealth Group, Inc.	122,800	24,425
		74,687
Health Care Technology - 0.5%
athenahealth, Inc. (a)	96,400	13,586
Pharmaceuticals - 2.3%
Akcea Therapeutics, Inc. (b)	394,823	7,363
Allergan PLC	166,790	38,275
Bristol-Myers Squibb Co.	215,400	13,027
Innoviva, Inc. (a)	239,400	3,361
Theravance Biopharma, Inc. (a)(b)	152,125	4,970
		66,996

TOTAL HEALTH CARE		492,543

INDUSTRIALS - 3.0%
Air Freight & Logistics - 0.2%
FedEx Corp.	28,000	6,003
Airlines - 1.2%
JetBlue Airways Corp. (a)	69,800	1,383
Spirit Airlines, Inc. (a)	975,100	33,202
		34,585
Electrical Equipment - 0.3%
Fortive Corp.	30,700	1,995
Sunrun, Inc. (a)(b)	1,137,300	7,620
		9,615
Machinery - 0.5%
Allison Transmission Holdings, Inc.	115,700	4,018
Caterpillar, Inc.	94,200	11,068
Middleby Corp. (a)	4,400	535
		15,621
Professional Services - 0.6%
Equifax, Inc.	69,200	9,859
TransUnion Holding Co., Inc. (a)	132,300	6,332
		16,191
Trading Companies & Distributors - 0.2%
Bunzl PLC	148,200	4,427

TOTAL INDUSTRIALS		86,442

INFORMATION TECHNOLOGY - 43.8%
Communications Equipment - 0.9%
Carvana Co. Class A (b)	1,427,800	25,486
Internet Software & Services - 12.1%
Akamai Technologies, Inc. (a)	44,300	2,089
Alibaba Group Holding Ltd. sponsored ADR (a)	9,600	1,649
Alphabet, Inc.:
Class A (a)	72,465	69,221
Class C (a)	121,775	114,387
Cloudera, Inc. (b)	10,900	211
Cloudera, Inc.	41,786	770
Criteo SA sponsored ADR (a)	9,800	477
Endurance International Group Holdings, Inc. (a)	862,157	6,639
Facebook, Inc. Class A (a)	565,441	97,239
GoDaddy, Inc. (a)	479,649	21,498
Nutanix, Inc. Class A (b)	306,120	6,735
The Trade Desk, Inc.	149,400	7,914
Wix.com Ltd. (a)	370,735	24,135
		352,964
IT Services - 11.3%
Accenture PLC Class A	12,700	1,661
Alliance Data Systems Corp.	166,800	37,613
Capgemini SA	129,100	14,313
Cognizant Technology Solutions Corp. Class A	529,992	37,508
EPAM Systems, Inc. (a)	297,700	24,212
Euronet Worldwide, Inc. (a)	188,900	18,563
FleetCor Technologies, Inc. (a)	118,400	17,022
Global Payments, Inc.	288,600	27,558
Luxoft Holding, Inc. (a)	472,474	23,931
MasterCard, Inc. Class A	236,200	31,485
PayPal Holdings, Inc. (a)	334,000	20,601
Paysafe Group PLC (a)	1,826,200	13,838
Presidio, Inc.	1,065,700	14,824
Vantiv, Inc. (a)	4,400	311
Visa, Inc. Class A	445,800	46,149
		329,589
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	120,500	1,567
Analog Devices, Inc.	94,800	7,932
Broadcom Ltd.	29,000	7,310
Cavium, Inc. (a)	23,500	1,488
Micron Technology, Inc. (a)	511,500	16,353
NVIDIA Corp.	117,530	19,914
ON Semiconductor Corp. (a)	670,400	11,450
Qualcomm, Inc.	284,900	14,892
SolarEdge Technologies, Inc. (a)	218,257	5,838
		86,744
Software - 9.8%
Activision Blizzard, Inc.	455,000	29,830
Adobe Systems, Inc. (a)	221,700	34,399
Autodesk, Inc. (a)	269,400	30,836
Electronic Arts, Inc. (a)	137,600	16,718
Microsoft Corp.	1,070,600	80,049
Red Hat, Inc. (a)	40,130	4,314
Salesforce.com, Inc. (a)	646,500	61,734
SS&C Technologies Holdings, Inc.	372,500	14,419
Workday, Inc. Class A (a)	118,900	13,042
		285,341
Technology Hardware, Storage & Peripherals - 6.7%
Apple, Inc.	1,184,006	194,177

TOTAL INFORMATION TECHNOLOGY		1,274,301

MATERIALS - 4.6%
Chemicals - 3.6%
E.I. du Pont de Nemours & Co.	241,000	20,227
LG Chemical Ltd.	4,759	1,604
LyondellBasell Industries NV Class A	747,200	67,689
Monsanto Co.	90,200	10,571
The Chemours Co. LLC	101,900	5,000
		105,091
Containers & Packaging - 1.0%
Ball Corp.	704,900	28,189

TOTAL MATERIALS		133,280

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Tower Corp.	600,700	88,934
Extra Space Storage, Inc.	184,600	14,330
Prologis, Inc.	23,600	1,495
SBA Communications Corp. Class A (a)	102,500	15,739
		120,498
Real Estate Management & Development - 0.3%
Redfin Corp.	5,100	114
Redfin Corp.	360,578	7,234
		7,348

TOTAL REAL ESTATE		127,846

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.1%
Altice U.S.A., Inc. Class A	105,100	3,207
Wireless Telecommunication Services - 1.5%
T-Mobile U.S., Inc. (a)	674,300	43,634

TOTAL TELECOMMUNICATION SERVICES		46,841

TOTAL COMMON STOCKS
(Cost $1,795,164)		2,877,091

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.9%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. Series C (a)(d)(e)	1,069,313	3,315
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (d)(e)	282,226	2,647
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	221,104	10,784
Software - 0.3%
MongoDB, Inc. Series F, 8.00% (a)(d)(e)	515,124	9,475
TOTAL INFORMATION TECHNOLOGY		20,259

TOTAL CONVERTIBLE PREFERRED STOCKS		26,221

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (d)(e)	1,069,313	802
TOTAL PREFERRED STOCKS
(Cost $18,809)		27,023

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.11% (f)	5,739,455	5,741
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	52,731,314	52,737
TOTAL MONEY MARKET FUNDS
(Cost $58,475)		58,478
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,872,448)		2,962,592
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(54,566)
NET ASSETS - 100%		$2,908,026

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $381,000 or 0.0% of net assets.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,023,000 or 0.9% of net assets.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Clover Health Series D	6/7/17	$2,647
MongoDB, Inc. Series F, 8.00%	10/2/13	$8,615
PAX Labs, Inc. Series A	5/22/15	$791
PAX Labs, Inc. Series C	5/22/15	$3,326
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$61
Fidelity Securities Lending Cash Central Fund	993
Total	$1,054

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$409,472	$407,195	$2,277	$--
Consumer Staples	169,568	114,309	51,142	4,117
Energy	28,543	28,543	--	--
Financials	115,019	112,372	--	2,647
Health Care	492,543	492,543	--	--
Industrials	86,442	86,442	--	--
Information Technology	1,294,560	1,273,531	770	20,259
Materials	133,280	133,280	--	--
Real Estate	127,846	120,612	7,234	--
Telecommunication Services	46,841	46,841	--	--
Money Market Funds	58,478	58,478	--	--
Total Investments in Securities:	$2,962,592	$2,874,146	$61,423	$27,023

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

August 31, 2017

MC-QTLY-1017
1.805741.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 1.3%
Gentex Corp.	736,300	$13,452
Hertz Global Holdings, Inc. (a)(b)	579,793	12,605
The Goodyear Tire & Rubber Co.	149,100	4,518
		30,575
Distributors - 0.4%
LKQ Corp. (a)	301,900	10,461
Diversified Consumer Services - 1.8%
Graham Holdings Co.	14,300	8,397
Grand Canyon Education, Inc. (a)	115,300	9,460
ServiceMaster Global Holdings, Inc. (a)	554,256	26,117
		43,974
Hotels, Restaurants & Leisure - 1.3%
ARAMARK Holdings Corp.	262,900	10,697
Brinker International, Inc. (b)	168,500	5,261
Hilton, Inc.	173,800	11,181
U.S. Foods Holding Corp. (a)	187,500	5,147
		32,286
Household Durables - 1.2%
NVR, Inc. (a)	10,900	29,657
Internet & Direct Marketing Retail - 0.3%
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	123,040	7,574
Media - 2.9%
Cinemark Holdings, Inc.	452,500	15,064
Discovery Communications, Inc. Class A (a)(b)	151,000	3,354
Interpublic Group of Companies, Inc.	388,600	7,826
Liberty Broadband Corp. Class A (a)	124,800	12,658
Omnicom Group, Inc.	133,300	9,648
Scripps Networks Interactive, Inc. Class A	121,300	10,389
The Madison Square Garden Co. (a)	47,800	10,158
		69,097
Multiline Retail - 1.0%
Dollar General Corp.	147,100	10,674
Dollar Tree, Inc. (a)	168,200	13,395
		24,069
Specialty Retail - 2.0%
AutoZone, Inc. (a)	21,600	11,414
Foot Locker, Inc.	118,200	4,164
L Brands, Inc.	75,000	2,717
O'Reilly Automotive, Inc. (a)	45,400	8,904
Ross Stores, Inc.	275,200	16,085
Staples, Inc.	573,400	5,857
		49,141
Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	99,800	12,564
VF Corp.	94,700	5,954
		18,518

TOTAL CONSUMER DISCRETIONARY		315,352

CONSUMER STAPLES - 3.0%
Beverages - 0.8%
Coca-Cola European Partners PLC	160,900	6,919
Dr. Pepper Snapple Group, Inc.	58,600	5,336
Molson Coors Brewing Co. Class B	72,400	6,498
		18,753
Food Products - 1.4%
Hostess Brands, Inc. Class A (a)(b)	566,510	7,557
Ingredion, Inc.	52,200	6,463
Lamb Weston Holdings, Inc.	218,300	9,928
Pinnacle Foods, Inc.	92,200	5,468
The J.M. Smucker Co.	37,800	3,960
		33,376
Household Products - 0.7%
Church & Dwight Co., Inc.	126,600	6,352
Energizer Holdings, Inc.	167,800	7,408
Spectrum Brands Holdings, Inc.	26,300	2,892
		16,652
Personal Products - 0.1%
Coty, Inc. Class A	236,200	3,916

TOTAL CONSUMER STAPLES		72,697

ENERGY - 3.5%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	192,200	7,217
Nabors Industries Ltd.	1,143,100	7,487
Oil States International, Inc. (a)	350,600	7,626
		22,330
Oil, Gas & Consumable Fuels - 2.6%
Cimarex Energy Co.	77,700	7,746
Energen Corp. (a)	321,000	16,461
HollyFrontier Corp.	560,000	17,534
PDC Energy, Inc. (a)	117,900	4,637
Whiting Petroleum Corp. (a)(b)	517,600	2,314
WPX Energy, Inc. (a)	1,270,500	12,692
		61,384

TOTAL ENERGY		83,714

FINANCIALS - 15.8%
Banks - 4.4%
CIT Group, Inc.	328,136	14,717
Huntington Bancshares, Inc.	3,014,106	37,948
Signature Bank (a)	83,500	10,716
SVB Financial Group (a)	125,900	21,320
Synovus Financial Corp.	390,427	16,445
The Jammu & Kashmir Bank Ltd. (a)	3,777,961	4,683
		105,829
Capital Markets - 3.4%
CBOE Holdings, Inc.	194,200	19,593
E*TRADE Financial Corp. (a)	526,300	21,584
Legg Mason, Inc.	237,800	9,082
MSCI, Inc.	167,000	19,140
Virtu Financial, Inc. Class A (b)	744,000	13,355
		82,754
Consumer Finance - 4.5%
Capital One Financial Corp.	647,500	51,553
OneMain Holdings, Inc. (a)	1,193,980	32,679
SLM Corp. (a)	2,433,016	24,744
		108,976
Diversified Financial Services - 0.5%
On Deck Capital, Inc. (a)(b)	514,658	2,486
The Simply Good Foods Co.	870,000	10,310
		12,796
Insurance - 1.9%
Arthur J. Gallagher & Co.	395,800	22,917
Direct Line Insurance Group PLC	2,311,558	11,361
Employers Holdings, Inc.	117,906	4,970
FNF Group	165,200	7,969
		47,217
Mortgage Real Estate Investment Trusts - 0.5%
Redwood Trust, Inc.	675,500	11,267
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd. (a)	181,300	7,085
LIC Housing Finance Ltd.	680,966	7,177
		14,262

TOTAL FINANCIALS		383,101

HEALTH CARE - 8.4%
Biotechnology - 0.9%
Bioverativ, Inc.	390,000	22,109
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	635,000	17,494
DexCom, Inc. (a)	158,200	11,803
Insulet Corp. (a)	169,000	9,812
Integra LifeSciences Holdings Corp. (a)	200,000	10,198
Wright Medical Group NV (a)	472,000	13,971
		63,278
Health Care Providers & Services - 1.8%
American Renal Associates Holdings, Inc. (a)(b)	330,000	4,729
Molina Healthcare, Inc. (a)	120,000	7,680
Premier, Inc. (a)	230,000	7,705
Teladoc, Inc. (a)	400,000	13,420
Tenet Healthcare Corp. (a)(b)	525,000	9,014
		42,548
Health Care Technology - 0.7%
Cerner Corp. (a)	134,784	9,136
Evolent Health, Inc. (a)	472,000	7,882
		17,018
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	75,000	16,337
Pharmaceuticals - 1.7%
Catalent, Inc. (a)	360,000	14,864
Jazz Pharmaceuticals PLC (a)	77,000	11,501
Mallinckrodt PLC (a)	372,000	15,282
		41,647

TOTAL HEALTH CARE		202,937

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.6%
Aerojet Rocketdyne Holdings, Inc. (a)	821,536	24,342
Axon Enterprise, Inc. (a)(b)	502,500	10,909
Hexcel Corp.	69,500	3,737
		38,988
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (b)	166,700	11,774
Airlines - 0.7%
American Airlines Group, Inc.	377,600	16,894
Building Products - 0.8%
Allegion PLC	237,310	18,679
Commercial Services & Supplies - 0.8%
West Corp.	841,400	19,664
Construction & Engineering - 2.4%
AECOM (a)	911,537	30,536
KBR, Inc.	1,759,339	28,624
		59,160
Electrical Equipment - 2.4%
AMETEK, Inc.	283,272	17,917
Fortive Corp.	273,300	17,756
Sensata Technologies Holding BV (a)	489,976	21,882
		57,555
Machinery - 1.4%
Allison Transmission Holdings, Inc.	272,763	9,473
IDEX Corp.	84,558	9,942
WABCO Holdings, Inc. (a)	94,600	13,586
		33,001
Road & Rail - 2.5%
AMERCO	15,100	5,635
Avis Budget Group, Inc. (a)(b)	700,600	25,383
CSX Corp.	197,500	9,915
Norfolk Southern Corp.	157,400	18,970
		59,903
Trading Companies & Distributors - 1.1%
HD Supply Holdings, Inc. (a)	835,200	27,812

TOTAL INDUSTRIALS		343,430

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	418,300	13,829
F5 Networks, Inc. (a)	80,530	9,614
		23,443
Electronic Equipment & Components - 2.8%
Arrow Electronics, Inc. (a)	172,300	13,686
IPG Photonics Corp. (a)	39,400	6,926
Jabil, Inc.	936,700	29,366
Largan Precision Co. Ltd.	93,000	17,991
		67,969
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)	264,900	12,490
GoDaddy, Inc. (a)	267,500	11,989
Stamps.com, Inc. (a)	125,200	23,945
Velti PLC (a)(c)	215,084	0
		48,424
IT Services - 4.9%
Black Knight Financial Services, Inc. Class A (a)(b)	85,700	3,651
Capgemini SA	151,600	16,807
Cognizant Technology Solutions Corp. Class A	226,300	16,015
EPAM Systems, Inc. (a)	201,600	16,396
FleetCor Technologies, Inc. (a)	66,800	9,604
Global Payments, Inc.	125,400	11,974
Jack Henry & Associates, Inc.	114,700	11,822
Leidos Holdings, Inc.	381,700	22,261
Maximus, Inc.	169,900	10,327
		118,857
Semiconductors & Semiconductor Equipment - 3.5%
Cirrus Logic, Inc. (a)	28,900	1,676
Dialog Semiconductor PLC (a)	326,600	14,846
Entegris, Inc. (a)	367,400	9,350
Integrated Device Technology, Inc. (a)	287,700	7,109
Maxim Integrated Products, Inc.	105,900	4,941
ON Semiconductor Corp. (a)	631,400	10,784
Qorvo, Inc. (a)	204,600	14,981
Semtech Corp. (a)	252,900	9,509
Skyworks Solutions, Inc.	106,400	11,210
		84,406
Software - 4.1%
ANSYS, Inc. (a)	72,200	9,301
CDK Global, Inc.	333,100	21,485
Fair Isaac Corp.	96,200	13,541
Parametric Technology Corp. (a)	417,800	23,397
Tableau Software, Inc. (a)	174,500	12,648
Ultimate Software Group, Inc. (a)	99,300	19,949
		100,321

TOTAL INFORMATION TECHNOLOGY		443,420

MATERIALS - 7.0%
Chemicals - 4.0%
Ashland Global Holdings, Inc.	165,000	10,238
Axalta Coating Systems (a)	302,300	8,924
Olin Corp.	539,600	17,391
PPG Industries, Inc.	67,800	7,073
RPM International, Inc.	300,700	14,725
The Chemours Co. LLC	417,800	20,501
Valvoline, Inc.	454,429	9,675
W.R. Grace & Co.	118,797	8,492
		97,019
Containers & Packaging - 1.8%
Greif, Inc. Class A	74,300	4,491
Packaging Corp. of America	210,500	23,662
Sealed Air Corp.	165,900	7,363
Silgan Holdings, Inc.	236,400	7,113
		42,629
Metals & Mining - 1.2%
Steel Dynamics, Inc.	876,700	30,202

TOTAL MATERIALS		169,850

REAL ESTATE - 9.5%
Equity Real Estate Investment Trusts (REITs) - 9.2%
Altisource Residential Corp. Class B	671,221	8,128
American Homes 4 Rent Class A	456,500	10,116
CareTrust (REIT), Inc.	734,000	14,159
Communications Sales & Leasing, Inc.	314,500	6,057
CoreSite Realty Corp.	117,400	13,942
Corporate Office Properties Trust (SBI)	654,800	21,844
Corrections Corp. of America	381,696	10,229
DCT Industrial Trust, Inc.	385,990	22,523
Douglas Emmett, Inc.	220,700	8,598
Equity Lifestyle Properties, Inc.	164,200	14,638
Extra Space Storage, Inc.	73,600	5,714
Healthcare Realty Trust, Inc.	604,900	20,131
Hudson Pacific Properties, Inc.	443,300	14,629
InfraReit, Inc.	192,323	4,325
Outfront Media, Inc.	435,700	9,585
Potlatch Corp.	134,400	6,424
SBA Communications Corp. Class A (a)	21,870	3,358
Taubman Centers, Inc.	140,300	7,329
Urban Edge Properties	271,268	6,822
VEREIT, Inc.	1,527,300	12,890
		221,441
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	194,650	7,023

TOTAL REAL ESTATE		228,464

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	50,150	3,245
UTILITIES - 5.5%
Electric Utilities - 2.4%
Great Plains Energy, Inc.	741,900	22,769
OGE Energy Corp.	554,526	19,808
PNM Resources, Inc.	75,000	3,180
Westar Energy, Inc.	233,500	11,981
		57,738
Gas Utilities - 1.5%
Atmos Energy Corp.	217,040	19,108
National Fuel Gas Co. (b)	194,111	11,255
South Jersey Industries, Inc.	153,700	5,515
		35,878
Multi-Utilities - 1.6%
Avangrid, Inc.	275,800	13,465
Black Hills Corp.	243,705	17,152
MDU Resources Group, Inc.	301,905	8,164
		38,781

TOTAL UTILITIES		132,397

TOTAL COMMON STOCKS
(Cost $2,099,883)		2,378,607
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.15% 9/14/17 to 10/26/17 (d)
(Cost $839)	840	839
	Shares	Value (000s)

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.11% (e)	51,874,084	$51,884
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	79,104,908	79,113
TOTAL MONEY MARKET FUNDS
(Cost $130,994)		130,997
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $2,231,716)		2,510,443
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(89,454)
NET ASSETS - 100%		$2,420,989

Futures Contracts
	Number of contracts	Expiration Date	Notional amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	29	Sept. 2017	$5,018	$(116)	$(116)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$504
Fidelity Securities Lending Cash Central Fund	115
Total	$619

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$315,352	$315,352	$--	$--
Consumer Staples	72,697	72,697	--	--
Energy	83,714	83,714	--	--
Financials	383,101	383,101	--	--
Health Care	202,937	202,937	--	--
Industrials	343,430	343,430	--	--
Information Technology	443,420	443,420	--	--
Materials	169,850	169,850	--	--
Real Estate	228,464	228,464	--	--
Telecommunication Services	3,245	3,245	--	--
Utilities	132,397	132,397	--	--
U.S. Government and Government Agency Obligations	839	--	839	--
Money Market Funds	130,997	130,997	--	--
Total Investments in Securities:	$2,510,443	$2,509,604	$839	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(116)	$(116)	$--	$--
Total Liabilities	$(116)	$(116)	$--	$--
Total Derivative Instruments:	$(116)	$(116)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

August 31, 2017

AXM1-QTLY-1017
1.9860271.103

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Automobiles - 0.9%
Tesla, Inc. (a)	22,200	$7,900,980
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	59,900	4,914,795
Hotels, Restaurants & Leisure - 0.9%
Dave & Buster's Entertainment, Inc. (a)	122,500	7,161,350
Wingstop, Inc.	46,700	1,513,547
		8,674,897
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	110,900	650,432
SodaStream International Ltd. (a)	2,400	144,552
		794,984
Internet & Direct Marketing Retail - 5.7%
Amazon.com, Inc. (a)	39,800	39,027,880
Ctrip.com International Ltd. ADR (a)	128,200	6,595,890
JD.com, Inc. sponsored ADR (a)	55,200	2,313,432
Netflix, Inc. (a)	26,000	4,542,460
		52,479,662
Media - 3.8%
Charter Communications, Inc. Class A (a)	74,900	29,850,646
Cinemark Holdings, Inc.	42,900	1,428,141
Sirius XM Holdings, Inc. (b)	706,500	4,062,375
		35,341,162
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	31,600	2,516,624
Specialty Retail - 2.6%
Five Below, Inc. (a)	1,900	90,383
Home Depot, Inc.	159,800	23,949,226
		24,039,609
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc. (b)	2,000	34,979
Kering SA	1,500	563,023
LVMH Moet Hennessy - Louis Vuitton SA	12,634	3,318,569
		3,916,571

TOTAL CONSUMER DISCRETIONARY		140,579,284

CONSUMER STAPLES - 7.5%
Beverages - 3.0%
Anheuser-Busch InBev SA NV ADR	35,100	4,154,787
Constellation Brands, Inc. Class A (sub. vtg.)	21,600	4,322,160
Kweichow Moutai Co. Ltd. (A Shares)	27,780	2,070,463
PepsiCo, Inc.	38,800	4,490,324
Pernod Ricard SA ADR	76,300	2,086,805
The Coca-Cola Co.	225,000	10,248,750
		27,373,289
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	33,100	5,188,094
Food Products - 0.5%
Danone SA	60,927	4,800,132
Hostess Brands, Inc. Class A (a)	19,800	264,132
		5,064,264
Personal Products - 2.7%
Coty, Inc. Class A	195,600	3,243,048
Estee Lauder Companies, Inc. Class A	55,200	5,905,848
Herbalife Ltd. (a)(b)	121,300	8,370,913
Unilever NV (NY Reg.)	128,200	7,627,900
		25,147,709
Tobacco - 0.7%
British American Tobacco PLC sponsored ADR	99,700	6,193,364

TOTAL CONSUMER STAPLES		68,966,720

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Cheniere Energy, Inc. (a)	179,400	7,676,526
Golar LNG Ltd.	66,674	1,445,492
Reliance Industries Ltd.	188,630	4,704,317
		13,826,335
FINANCIALS - 7.9%
Banks - 3.1%
Citigroup, Inc.	35,600	2,421,868
First Republic Bank	93,400	9,064,470
Huntington Bancshares, Inc.	263,610	3,318,850
JPMorgan Chase & Co.	145,100	13,188,139
Metro Bank PLC (a)	16,900	758,094
		28,751,421
Capital Markets - 4.1%
CBOE Holdings, Inc.	7,752	782,099
Charles Schwab Corp.	79,100	3,156,090
CME Group, Inc.	102,138	12,848,960
Goldman Sachs Group, Inc.	10,500	2,349,270
JMP Group, Inc.	50,300	269,105
MSCI, Inc.	44,300	5,077,223
S&P Global, Inc.	42,400	6,543,592
The Blackstone Group LP	220,100	7,203,873
		38,230,212
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	17,600	3,188,416
Quantenna Communications, Inc.	47,400	880,692
		4,069,108
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	47,400	1,852,392

TOTAL FINANCIALS		72,903,133

HEALTH CARE - 11.3%
Biotechnology - 5.3%
Advanced Accelerator Applications SA sponsored ADR (a)	35,500	1,738,435
Alexion Pharmaceuticals, Inc. (a)	33,718	4,801,780
Amgen, Inc.	85,600	15,217,112
BioMarin Pharmaceutical, Inc. (a)	50,400	4,545,576
Bioverativ, Inc.	3,200	181,408
Cytokinetics, Inc. (a)	28,910	429,314
Insmed, Inc. (a)	237,175	2,945,714
Regeneron Pharmaceuticals, Inc. (a)	10,100	5,018,690
Samsung Biologics Co. Ltd.	726	182,754
TESARO, Inc. (a)	34,100	4,403,674
Vertex Pharmaceuticals, Inc. (a)	58,767	9,434,454
		48,898,911
Health Care Equipment & Supplies - 4.5%
Becton, Dickinson & Co.	16,300	3,250,872
Boston Scientific Corp. (a)	423,800	11,675,690
Danaher Corp.	90,600	7,557,852
DexCom, Inc. (a)	9,500	708,795
Intuitive Surgical, Inc. (a)	11,700	11,754,639
Medtronic PLC	55,400	4,466,348
ResMed, Inc.	30,600	2,373,948
		41,788,144
Health Care Providers & Services - 0.8%
Henry Schein, Inc. (a)	8,200	1,424,176
UnitedHealth Group, Inc.	30,400	6,046,560
		7,470,736
Pharmaceuticals - 0.7%
Allergan PLC	16,800	3,855,264
Mallinckrodt PLC (a)	50,100	2,058,108
		5,913,372

TOTAL HEALTH CARE		104,071,163

INDUSTRIALS - 7.3%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)(b)	216,877	4,708,400
TransDigm Group, Inc.	10,500	2,736,930
		7,445,330
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	23,680	2,692,416
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	112,600	5,077,134
Electrical Equipment - 1.9%
AMETEK, Inc.	134,400	8,500,800
Fortive Corp.	145,950	9,482,372
		17,983,172
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	15,500	3,575,230
Machinery - 1.1%
Allison Transmission Holdings, Inc.	258,700	8,984,651
Rational AG	1,200	779,269
		9,763,920
Professional Services - 2.2%
Equifax, Inc.	40,100	5,713,047
IHS Markit Ltd. (a)	162,800	7,625,552
Robert Half International, Inc.	48,400	2,192,520
TransUnion Holding Co., Inc. (a)	100,239	4,797,439
		20,328,558
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	12,300	847,224

TOTAL INDUSTRIALS		67,712,984

INFORMATION TECHNOLOGY - 42.6%
Electronic Equipment & Components - 0.2%
CDW Corp.	31,600	2,004,072
Internet Software & Services - 17.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	63,600	10,922,664
Alphabet, Inc. Class A (a)	61,800	59,033,831
CommerceHub, Inc.:
Series A (a)	119,369	2,646,411
Series C (a)	94,220	2,000,291
Facebook, Inc. Class A (a)	286,900	49,338,193
GoDaddy, Inc. (a)	104,600	4,688,172
NetEase, Inc. ADR	8,600	2,372,224
Shopify, Inc. Class A (a)	29,400	3,249,009
Stamps.com, Inc. (a)	76,700	14,668,875
Tencent Holdings Ltd.	223,400	9,400,599
VeriSign, Inc. (a)	53,200	5,519,500
		163,839,769
IT Services - 8.7%
Cognizant Technology Solutions Corp. Class A	139,992	9,907,234
Fidelity National Information Services, Inc.	32,400	3,010,608
Global Payments, Inc.	190,200	18,162,198
MasterCard, Inc. Class A	38,500	5,132,050
PayPal Holdings, Inc. (a)	240,000	14,803,200
Square, Inc. (a)	360,900	9,423,099
Vantiv, Inc. (a)	49,400	3,492,086
Visa, Inc. Class A	155,400	16,087,008
		80,017,483
Semiconductors & Semiconductor Equipment - 2.3%
ASML Holding NV	23,400	3,657,654
Broadcom Ltd.	18,300	4,612,881
Maxim Integrated Products, Inc.	86,514	4,036,743
Monolithic Power Systems, Inc.	21,348	2,162,979
Qualcomm, Inc.	126,800	6,627,836
		21,098,093
Software - 10.5%
Activision Blizzard, Inc.	87,300	5,723,388
Adobe Systems, Inc. (a)	123,400	19,146,744
Autodesk, Inc. (a)	122,400	14,009,904
Blackbaud, Inc.	12,800	1,080,448
Computer Modelling Group Ltd.	166,300	1,206,549
CyberArk Software Ltd. (a)	16,600	664,166
Electronic Arts, Inc. (a)	193,000	23,449,500
Intuit, Inc.	3,800	537,510
Microsoft Corp.	132,500	9,907,025
Parametric Technology Corp. (a)	32,500	1,820,000
Red Hat, Inc. (a)	38,900	4,181,750
Salesforce.com, Inc. (a)	131,100	12,518,739
Snap, Inc. Class A (a)(b)	221,700	3,216,867
		97,462,590
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	180,400	29,585,600

TOTAL INFORMATION TECHNOLOGY		394,007,607

MATERIALS - 1.8%
Chemicals - 1.1%
Sherwin-Williams Co.	13,900	4,715,853
The Chemours Co. LLC	105,100	5,157,257
		9,873,110
Construction Materials - 0.7%
Eagle Materials, Inc.	56,000	5,446,000
Summit Materials, Inc.	51,400	1,518,356
		6,964,356

TOTAL MATERIALS		16,837,466

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	114,500	16,951,725
Equinix, Inc.	5,800	2,716,778
SBA Communications Corp. Class A (a)	16,800	2,579,640
		22,248,143
Real Estate Management & Development - 1.8%
Realogy Holdings Corp.	483,300	16,383,870

TOTAL REAL ESTATE		38,632,013

TOTAL COMMON STOCKS
(Cost $656,564,756)		917,536,705

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)
(Cost $769,617)	38,419	875,185

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.11% (e)	5,721,639	5,722,784
Fidelity Securities Lending Cash Central Fund 1.11% (e)(f)	10,718,932	10,720,004
TOTAL MONEY MARKET FUNDS
(Cost $16,442,646)		16,442,788
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $673,777,019)		934,854,678
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(10,862,778)
NET ASSETS - 100%		$923,991,900

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $875,185 or 0.1% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,765
Fidelity Securities Lending Cash Central Fund	387,209
Total	$495,974

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$140,579,284	$137,260,715	$3,318,569	$--
Consumer Staples	68,966,720	64,166,588	4,800,132	--
Energy	13,826,335	13,826,335	--	--
Financials	72,903,133	72,903,133	--	--
Health Care	104,071,163	104,071,163	--	--
Industrials	67,712,984	67,712,984	--	--
Information Technology	394,882,792	384,607,008	9,400,599	875,185
Materials	16,837,466	16,837,466	--	--
Real Estate	38,632,013	38,632,013	--	--
Money Market Funds	16,442,788	16,442,788	--	--
Total Investments in Securities:	$934,854,678	$916,460,193	$17,519,300	$875,185

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

August 31, 2017

SO-QTLY-1017
1.805748.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.1%
Delphi Automotive PLC	125,077	$12,057
Diversified Consumer Services - 2.3%
Houghton Mifflin Harcourt Co. (a)	1,039,456	10,602
Service Corp. International	412,650	14,583
		25,185
Hotels, Restaurants & Leisure - 2.0%
U.S. Foods Holding Corp. (a)	388,700	10,670
Wyndham Worldwide Corp.	106,867	10,653
		21,323
Internet & Direct Marketing Retail - 1.1%
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	185,900	11,444
Leisure Products - 1.3%
Mattel, Inc. (b)	475,600	7,714
Vista Outdoor, Inc. (a)	296,600	6,080
		13,794
Media - 2.0%
Liberty Global PLC Class C (a)	382,800	12,644
Sinclair Broadcast Group, Inc. Class A (b)	285,999	8,651
		21,295
Specialty Retail - 0.8%
Signet Jewelers Ltd. (b)	141,200	8,905

TOTAL CONSUMER DISCRETIONARY		114,003

CONSUMER STAPLES - 3.1%
Beverages - 1.3%
Cott Corp.	896,364	13,617
Food Products - 1.8%
Darling International, Inc. (a)	839,122	14,601
The J.M. Smucker Co.	45,800	4,798
		19,399

TOTAL CONSUMER STAPLES		33,016

ENERGY - 7.7%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	334,630	11,344
Oil, Gas & Consumable Fuels - 6.7%
Boardwalk Pipeline Partners, LP	711,436	10,750
Cabot Oil & Gas Corp.	281,600	7,195
Cheniere Energy, Inc. (a)	170,200	7,283
EQT Corp.	138,900	8,659
GasLog Ltd. (b)	543,261	9,127
Lundin Petroleum AB	429,700	9,221
Teekay Corp. (b)	1,472,713	13,578
Valero Energy Corp.	83,700	5,700
		71,513

TOTAL ENERGY		82,857

FINANCIALS - 17.1%
Banks - 5.5%
CIT Group, Inc.	168,100	7,539
PNC Financial Services Group, Inc.	91,100	11,425
U.S. Bancorp	452,284	23,180
Wells Fargo & Co.	331,770	16,943
		59,087
Capital Markets - 3.5%
Apollo Global Management LLC Class A	370,750	10,948
Legg Mason, Inc.	333,717	12,745
The Blackstone Group LP	402,800	13,184
		36,877
Consumer Finance - 4.8%
Discover Financial Services	309,800	18,263
OneMain Holdings, Inc. (a)	317,300	8,685
Synchrony Financial	807,713	24,869
		51,817
Insurance - 3.3%
Chubb Ltd.	97,882	13,842
FNF Group	438,359	21,146
		34,988

TOTAL FINANCIALS		182,769

HEALTH CARE - 7.6%
Biotechnology - 2.5%
Amgen, Inc.	79,200	14,079
United Therapeutics Corp. (a)	93,800	12,269
		26,348
Health Care Providers & Services - 2.7%
Aetna, Inc.	69,400	10,944
Envision Healthcare Corp.	160,151	8,394
Laboratory Corp. of America Holdings (a)	60,178	9,440
		28,778
Pharmaceuticals - 2.4%
Jazz Pharmaceuticals PLC (a)	140,900	21,045
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	316,100	5,013
		26,058

TOTAL HEALTH CARE		81,184

INDUSTRIALS - 11.9%
Aerospace & Defense - 2.9%
Huntington Ingalls Industries, Inc.	27,300	5,841
KLX, Inc. (a)	265,610	12,733
Rockwell Collins, Inc.	96,300	12,620
		31,194
Airlines - 1.2%
American Airlines Group, Inc.	284,900	12,746
Commercial Services & Supplies - 1.6%
IWG PLC	1,635,100	6,356
KAR Auction Services, Inc.	231,200	10,425
		16,781
Construction & Engineering - 1.4%
AECOM (a)	443,500	14,857
Machinery - 2.3%
Allison Transmission Holdings, Inc.	441,875	15,346
WABCO Holdings, Inc. (a)	62,000	8,904
		24,250
Road & Rail - 0.8%
Swift Transporation Co. (a)	310,000	8,696
Trading Companies & Distributors - 1.7%
AerCap Holdings NV (a)	372,437	18,734

TOTAL INDUSTRIALS		127,258

INFORMATION TECHNOLOGY - 10.1%
Communications Equipment - 1.1%
CommScope Holding Co., Inc. (a)	346,568	11,458
Electronic Equipment & Components - 1.7%
Jabil, Inc.	191,900	6,016
TE Connectivity Ltd.	156,581	12,464
		18,480
IT Services - 6.0%
Amdocs Ltd.	169,000	10,950
Cognizant Technology Solutions Corp. Class A	234,700	16,610
DXC Technology Co.	227,300	19,321
First Data Corp. Class A (a)	548,940	10,106
Total System Services, Inc.	105,000	7,258
		64,245
Semiconductors & Semiconductor Equipment - 1.3%
Qualcomm, Inc.	265,400	13,872

TOTAL INFORMATION TECHNOLOGY		108,055

MATERIALS - 9.1%
Chemicals - 6.6%
E.I. du Pont de Nemours & Co.	219,900	18,456
Eastman Chemical Co.	208,034	17,933
LyondellBasell Industries NV Class A	184,992	16,758
Westlake Chemical Corp.	234,403	18,028
		71,175
Construction Materials - 0.8%
Eagle Materials, Inc.	82,800	8,052
Containers & Packaging - 1.7%
Ball Corp.	254,666	10,184
Sealed Air Corp.	178,100	7,904
		18,088

TOTAL MATERIALS		97,315

REAL ESTATE - 14.3%
Equity Real Estate Investment Trusts (REITs) - 13.0%
American Tower Corp.	223,908	33,150
Douglas Emmett, Inc.	492,200	19,176
Equinix, Inc.	39,000	18,268
Equity Lifestyle Properties, Inc.	230,200	20,522
Extra Space Storage, Inc.	270,228	20,978
National Retail Properties, Inc.	354,100	14,812
Outfront Media, Inc.	551,504	12,133
		139,039
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	399,200	14,403

TOTAL REAL ESTATE		153,442

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	89,800	4,888
UTILITIES - 7.4%
Electric Utilities - 4.7%
Edison International	374,271	30,009
Xcel Energy, Inc.	410,500	20,320
		50,329
Multi-Utilities - 2.7%
Sempra Energy	249,088	29,375

TOTAL UTILITIES		79,704

TOTAL COMMON STOCKS
(Cost $920,847)		1,064,491
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.5%
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cobalt International Energy, Inc. 2.625% 12/1/19 (Cost $10,498)	18,190	4,708
	Shares	Value (000s)

Money Market Funds - 3.8%
Fidelity Securities Lending Cash Central Fund 1.11% (c)(d)
(Cost $41,033)	41,027,508	41,032
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $972,378)		1,110,231
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(39,335)
NET ASSETS - 100%		$1,070,896

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$17
Fidelity Securities Lending Cash Central Fund	195
Total	$212

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$114,003	$114,003	$--	$--
Consumer Staples	33,016	33,016	--	--
Energy	82,857	82,857	--	--
Financials	182,769	182,769	--	--
Health Care	81,184	81,184	--	--
Industrials	127,258	127,258	--	--
Information Technology	108,055	108,055	--	--
Materials	97,315	97,315	--	--
Real Estate	153,442	153,442	--	--
Telecommunication Services	4,888	4,888	--	--
Utilities	79,704	79,704	--	--
Corporate Bonds	4,708	--	4,708	--
Money Market Funds	41,032	41,032	--	--
Total Investments in Securities:	$1,110,231	$1,105,523	$4,708	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

August 31, 2017

REHI-QTLY-1017
1.805767.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.6%
		Principal Amount(a)	Value
Diversified Financial Services - 0.1%
CBL & Associates LP 4.6% 10/15/24		$1,144,000	$1,090,973
Healthcare - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,720,000	1,775,900
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		400,000	415,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24		311,000	329,933
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	3,104,100
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,248,013

TOTAL HEALTHCARE			8,872,946

Homebuilders/Real Estate - 2.1%
CalAtlantic Group, Inc. 8.375% 5/15/18		1,000,000	1,041,250
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,418,000
DDR Corp.:
4.625% 7/15/22		288,000	304,875
4.7% 6/1/27		3,354,000	3,477,992
7.875% 9/1/20		2,437,000	2,854,458
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,255,000	3,257,148
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	4,446,750
iStar Financial, Inc. 6% 4/1/22		3,075,000	3,159,563
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,205,100
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,065,151

TOTAL HOMEBUILDERS/REAL ESTATE			23,230,287

Hotels - 1.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,377,500
FelCor Lodging LP 5.625% 3/1/23		755,000	783,313
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	962,029
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,369,000
Times Square Hotel Trust 8.528% 8/1/26 (b)		7,159,541	8,558,407

TOTAL HOTELS			17,050,249

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		720,000	722,700
TOTAL NONCONVERTIBLE BONDS
(Cost $48,261,287)			50,967,155

Asset-Backed Securities - 2.1%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	764,783
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	2,144,166
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,823,284
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,476,000	5,099,507
Class XS, 0% 10/17/45 (b)(c)(d)(e)		3,238,803	32
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.3753% 6/26/34 (b)(c)(e)(f)		73,793	18,768
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 2.7306% 3/20/50 (b)(c)(e)(f)		750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 3.3306% 3/20/50 (b)(c)(e)(f)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		797,545	790,766
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)(e)		754,592	75
Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.0039% 1/28/40 (b)(c)(e)(f)		2,905,859	291
Invitation Homes Trust:
Series 2014-SFR3 Class E, 1 month U.S. LIBOR + 4.500% 5.7256% 12/17/31 (b)(c)(f)		185,105	185,104
Series 2014-SRF2 Class F, 1 month U.S. LIBOR + 4.000% 5.2094% 9/17/31 (b)(c)(f)		1,000,000	1,001,828
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.4256% 3/17/32 (b)(c)(f)		1,000,000	1,016,833
Merit Securities Corp. Series 13 Class M1, 7.8522% 12/28/33 (c)		1,665,000	1,715,281
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	753,217
Series 2017-SFR1 Class F, 6.511% 8/17/34 (b)		650,000	664,823
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		256,832	173,541
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 3.9617% 2/5/36 (b)(c)(e)(f)		2,759,418	207
Class E, 3 month U.S. LIBOR + 4.500% 5.8117% 2/5/36 (b)(c)(e)(f)		870,574	65
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 5.8117% 12/5/36 (b)(c)(e)(f)		5,150,823	386
Tricon American Homes Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		4,452,000	4,472,597
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)		1,914,000	1,992,381
TOTAL ASSET-BACKED SECURITIES
(Cost $32,147,681)			23,618,310

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 1.1%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.2853% 2/25/43 (b)(c)(e)		46,685	10,037
Class 2B5, 3.2853% 2/25/43 (b)(c)		53,047	1,071
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.749% 9/25/19 (b)(c)(e)		5,192	35
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		8,878	8,654
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.367% 12/25/46 (b)(c)		6,045,000	6,463,832
Series 2010-K7 Class B, 5.4999% 4/25/20 (b)(c)		5,000,000	5,389,402
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.1744% 6/10/35(b)(c)(f)		108,053	63,268
RESIX Finance Ltd. floater:
Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 5.4744% 2/10/36 (b)(c)(e)(f)		48,011	5,635
Series 2004-B:
Class B8, 1 month U.S. LIBOR + 4.750% 5.9744% 2/10/36 (b)(c)(e)(f)		47,152	754
Class B9, 1 month U.S. LIBOR + 8.250% 9.4744% 2/10/36 (b)(c)(e)(f)		7,101	33

TOTAL PRIVATE SPONSOR			11,942,721

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (e)(g)		82,888	6,829
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.434% 2/25/42 (b)(c)		56,708	34,396
Class 3B5, 3.434% 2/25/42 (b)(c)		5,576	235
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.5106% 1/25/42 (b)(c)		51,995	19,790
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.8431% 12/25/42 (c)(g)		179,735	4,078
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.3869% 6/25/43 (c)(e)(g)		189,788	65,675
Class 2B5, 3.3869% 6/25/43 (c)(e)(g)		53,260	2,828

TOTAL U.S. GOVERNMENT AGENCY			133,831

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,606,016)			12,076,552

Commercial Mortgage Securities - 75.9%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,381,037
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,470,771
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		2,308,000	2,363,417
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (b)(c)		3,107,000	3,045,570
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.3087% 2/10/51 (b)(c)(e)		1,970,000	589,721
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		5,301,000	4,402,876
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		3,113,000	2,552,363
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)		2,642,000	2,173,441
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.3659% 9/15/48 (c)		1,826,000	1,873,470
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		7,899,000	7,762,459
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)		2,100,000	2,058,351
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.7134% 4/12/38 (b)(c)		684,293	690,290
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		4,547,294	4,703,543
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 1.3164% 10/25/22 (b)(c)		18,430	17,508
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		3,478,000	3,422,308
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		5,600,000	6,007,985
Class D, 3.25% 2/10/50 (b)		2,977,000	2,470,062
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(c)(f)		2,069,872	1,924,043
Class YTC3, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(c)(f)		744,166	683,459
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 3.7146% 6/15/31 (b)(c)(f)		2,069,872	1,941,581
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		683,000	688,493
Class F, 3.7859% 4/10/28 (b)(c)		3,987,000	3,944,137
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 3.726% 5/15/30 (b)(c)(f)		1,056,000	1,054,216
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.476% 5/15/30 (b)(c)(f)		543,000	542,031
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		2,802,705	2,827,245
Series 1998-2 Class J, 6.39% 11/18/30 (b)		3,329,253	3,332,217
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(c)		4,885,000	4,813,218
Series 2013-GC15 Class D, 5.0996% 9/10/46 (b)(c)		8,792,000	8,569,720
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.577% 7/15/27 (b)(c)(f)		3,568,000	3,590,024
Series 2016-C3 Class D, 3% 11/15/49 (b)		5,297,000	3,949,185
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		1,722,000	1,757,842
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.1391% 8/13/27 (b)(c)(f)		3,339,000	3,353,453
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,926,266
Series 2012-CR1:
Class C, 5.3199% 5/15/45 (c)		2,060,000	2,192,490
Class D, 5.3199% 5/15/45 (b)(c)		6,994,000	6,907,719
Class G, 2.462% 5/15/45 (b)		966,000	578,028
Series 2012-CR5 Class D, 4.3306% 12/10/45 (b)(c)		1,550,000	1,509,232
Series 2012-LC4 Class D, 5.5892% 12/10/44 (b)(c)		7,914,000	7,761,056
Series 2013-CCRE6 Class E, 4.1285% 3/10/46 (b)(c)		189,000	143,228
Series 2013-CR10:
Class C, 4.7885% 8/10/46 (b)(c)		1,310,000	1,355,643
Class D, 4.7885% 8/10/46 (b)(c)		4,410,000	3,877,510
Series 2013-CR12 Class D, 5.0822% 10/10/46 (b)(c)		7,745,000	6,596,641
Series 2013-CR6 Class F, 4.1285% 3/10/46 (b)(c)		1,727,000	1,140,346
Series 2013-CR9 Class D, 4.2549% 7/10/45 (b)(c)		1,184,000	1,019,176
Series 2013-LC6 Class D, 4.2828% 1/10/46 (b)(c)		6,629,000	6,123,620
Series 2014-CR15 Class D, 4.7595% 2/10/47 (b)(c)		1,273,000	1,166,666
Series 2014-CR17:
Class D, 4.7987% 5/10/47 (b)(c)		3,728,000	3,296,655
Class E, 4.7987% 5/10/47 (b)(c)		662,000	461,428
Series 2014-UBS2 Class D, 5.0147% 3/10/47 (b)(c)		4,146,000	3,588,596
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		5,288,000	4,858,235
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		1,991,000	1,986,334
Series 2016-CD1 Class D, 2.7717% 8/10/49 (b)(c)		2,782,000	2,132,286
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		3,082,000	2,543,551
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		815,642	825,827
Class H, 6% 11/17/32 (b)		3,530,205	3,572,973
Commercial Mortgage Trust Series 2016-CD2:
Class C, 3.031% 11/10/49		1,500,000	1,543,009
Class D, 2.7812% 11/10/49 (c)		2,017,000	1,593,311
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8405% 8/15/45 (b)(c)		6,370,000	6,247,853
Class F, 4.25% 8/15/45 (b)		7,900,000	6,445,815
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,868,000	1,174,316
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		3,107,000	3,060,804
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		2,080,000	2,022,838
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		6,476,000	6,204,748
Cosmopolitan Hotel Trust floater Series 2016-CSMO Class C, 1 month U.S. LIBOR + 2.750% 3.877% 11/15/33 (b)(c)(f)		2,816,000	2,842,970
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		2,151,337	2,171,247
Class H, 6% 5/17/40 (b)		2,501,042	1,981,678
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		766,271	773,274
CSAIL Commercial Mortgage Trust Series 2017-C8 Class D, 4.47% 6/15/50 (b)		3,493,000	3,200,611
CSMC Trust:
floater Series 2015-DEAL:
Class D, 1 month U.S. LIBOR + 3.100% 4.327% 4/15/29 (b)(c)(f)		4,500,000	4,500,003
Class E, 1 month U.S. LIBOR + 4.000% 5.227% 4/15/29 (b)(c)(f)		3,542,000	3,557,526
Class F, 1 month U.S. LIBOR + 4.750% 5.977% 4/15/29 (b)(c)(f)		2,721,000	2,729,518
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.4756% 11/15/33 (b)(c)(f)		4,003,000	4,038,433
Series 2017-MOON Class E, 3.303% 7/10/34 (b)(c)		1,534,000	1,540,944
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		5,120,000	4,711,779
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6848% 11/10/46 (b)(c)		8,929,000	9,470,092
Class F, 5.6848% 11/10/46 (b)(c)		7,806,000	7,628,687
Class G, 4.652% 11/10/46 (b)		9,378,000	8,335,971
Series 2011-LC3A Class D, 5.3457% 8/10/44 (b)(c)		4,111,000	4,281,205
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4943% 9/10/49 (c)		2,200,000	2,149,370
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		5,370,000	483,207
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	336,100
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2029% 9/25/45 (b)(c)		4,544,000	4,909,183
Series 2011-K10 Class B, 4.625% 11/25/49 (b)(c)		2,500,000	2,665,631
Series 2011-K11 Class B, 4.4236% 12/25/48 (b)(c)		3,190,000	3,380,878
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(c)		6,500,000	6,543,297
Class FFX, 3.3822% 12/15/34 (b)(c)		4,631,000	4,623,474
Class GFX, 3.3822% 12/15/34 (b)(c)		4,439,000	4,393,474
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.0996% 7/10/45 (b)(c)		860,185	544,067
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		1,173,783	1,132,109
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		490,243	493,381
Class H, 6.75% 4/15/29 (c)		6,130,384	4,757,380
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,230,296
GP Portfolio Trust Series 2014-GPP:
Class D, 1 month U.S. LIBOR + 3.000% 4.1589% 2/15/27 (b)(c)(f)		2,691,000	2,698,190
Class E, 1 month U.S. LIBOR + 4.100% 5.2589% 2/15/27 (b)(c)(f)		1,717,000	1,678,772
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		1,491,000	1,515,051
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0552% 8/10/43 (b)(c)		2,450,000	2,538,009
Class F, 4% 8/10/43 (b)		2,257,000	1,815,126
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1832% 12/10/43 (b)(c)		4,100,000	4,222,109
Series 2011-GC3 Class D, 5.6323% 3/10/44 (b)(c)		1,239,000	1,308,354
Series 2011-GC5:
Class C, 5.399% 8/10/44 (b)(c)		5,010,000	5,429,684
Class D, 5.399% 8/10/44 (b)(c)		7,012,000	6,766,791
Class E, 5.399% 8/10/44 (b)(c)		2,919,000	2,361,957
Class F, 4.5% 8/10/44 (b)		4,500,000	3,171,587
Series 2012-GC6:
Class D, 5.6522% 1/10/45 (b)(c)		3,529,000	3,408,736
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,571,892
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,201,494
Series 2012-GCJ7:
Class C, 5.7016% 5/10/45 (c)		5,830,000	6,209,475
Class D, 5.7016% 5/10/45 (b)(c)		10,512,500	10,352,140
Class E, 5% 5/10/45 (b)		6,263,000	5,099,429
Class F, 5% 5/10/45 (b)		8,442,000	5,060,397
Series 2012-GCJ9 Class D, 4.833% 11/10/45 (b)(c)		4,788,000	4,587,425
Series 2013-GC12 Class D, 4.4464% 6/10/46 (b)(c)		1,043,000	906,458
Series 2013-GC13 Class D, 4.2029% 7/10/46 (b)(c)		6,567,000	6,151,920
Series 2013-GC16:
Class D, 5.3202% 11/10/46 (b)(c)		4,709,000	4,528,758
Class F, 3.5% 11/10/46 (b)		3,037,000	2,153,120
Series 2016-GS2 Class C, 4.5297% 5/10/49 (c)		2,959,000	3,180,924
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		7,306,000	5,646,974
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		4,683,000	4,582,596
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		2,050,000	2,087,530
Class F, 4.0667% 2/10/29 (b)(c)		6,374,000	6,019,029
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		4,414,000	3,603,678
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 1 month U.S. LIBOR + 3.350% 4.4756% 7/15/29 (b)(c)(f)		2,884,000	2,906,342
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		4,500,000	3,579,376
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		2,207,000	2,212,367
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 3.8767% 7/17/34 (b)(c)(f)		927,000	941,981
Class F, 1 month U.S. LIBOR + 3.539% 4.7657% 7/17/34 (b)(c)(f)		1,347,000	1,360,896
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.15% 6/15/34 (b)(c)(f)		1,341,000	1,344,465
Class FFL, 1 month U.S. LIBOR + 2.850% 3.85% 6/15/34 (b)(c)(f)		462,000	463,171
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5594% 9/15/47 (b)(c)		2,472,000	2,092,801
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		725,000	654,076
Series 2014-C26 Class D, 3.9251% 1/15/48 (b)(c)		2,796,000	2,389,678
Series 2015-C32 Class C, 4.6678% 11/15/48 (c)		8,179,000	8,240,955
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		2,903,000	2,346,757
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class D, 3.0962% 12/15/49 (b)(c)		4,642,000	3,615,760
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4834% 1/12/37 (b)(c)		653,837	650,376
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		2,260,000	2,521,651
Class D, 7.4453% 12/5/27 (b)(c)		10,670,000	11,753,143
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		4,170,000	4,496,785
Series 2012-CBX:
Class D, 5.2132% 6/16/45 (b)(c)		4,050,000	4,175,068
Class E, 5.2132% 6/15/45 (b)(c)		3,618,000	3,675,651
Class F, 4% 6/15/45 (b)		4,494,000	3,635,315
Class G 4% 6/15/45 (b)		4,957,000	3,123,386
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,250,586
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (c)		1,827,000	1,839,319
Class F, 5.01% 7/15/42 (c)		811,000	817,449
Series 2011-C3:
Class E, 5.6136% 2/15/46 (b)(c)		2,903,000	2,915,501
Class H, 4.409% 2/15/46 (b)(c)		3,147,000	2,273,281
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		6,160,000	6,383,994
Class F, 3.873% 7/15/46 (b)		555,000	469,013
Class H, 3.873% 7/15/46 (b)		3,221,000	2,281,592
Class NR, 3.873% 7/15/46 (b)		1,588,500	974,981
Class TAC1, 7.99% 7/15/46 (b)		3,045,300	3,051,424
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,181,594
Series 2011-C5:
Class C, 5.4073% 8/15/46 (b)(c)		3,424,234	3,742,658
Class D, 5.4073% 8/15/46 (b)(c)		2,000,000	2,038,329
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		201,000	202,663
Class D, 4.2599% 4/15/46 (c)		4,395,000	4,071,514
Class E, 3.25% 4/15/46 (b)(c)		104,000	77,145
Class F, 3.25% 4/15/46 (b)(c)(e)		7,077,000	4,010,418
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		3,858,000	3,683,297
Class E, 3.8046% 6/10/27 (b)(c)		4,173,000	3,940,524
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		5,061,000	4,999,260
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		210,658	176,315
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		5,117,000	5,044,811
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		904,804	752,471
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		2,459,000	2,683,822
Class E, 4.6485% 2/10/36 (b)(c)		2,478,000	2,525,912
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.9066% 1/20/41 (b)(c)		1,228,000	1,241,987
Class E, 4.9066% 1/20/41 (b)(c)		1,913,000	1,786,161
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,372,105
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,437,188
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		923,258	919,718
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.5659% 5/12/39 (c)		2,347,685	2,362,252
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 9.3211% 1/15/37 (b)(c)(d)		17,458	663
Series 2004-C2 Class D, 7.347% 10/15/40 (b)(e)		690,702	379,886
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,963,922
Series 2012-C5 Class E, 4.6895% 8/15/45 (b)(c)		609,000	590,635
Series 2012-C6 Class D, 4.6094% 11/15/45 (b)(c)		4,361,000	4,399,982
Series 2013-C12 Class D, 4.7643% 10/15/46 (b)(c)		4,000,000	3,828,743
Series 2013-C13:
Class D, 4.8901% 11/15/46 (b)(c)		5,023,000	4,819,433
Class E, 4.8901% 11/15/46 (b)(c)		2,000,000	1,585,892
Series 2013-C7:
Class D, 4.2591% 2/15/46 (b)(c)		5,751,000	5,399,070
Class E, 4.2591% 2/15/46 (b)(c)		1,580,000	1,218,404
Series 2013-C8 Class D, 4.0614% 12/15/48 (b)(c)		2,260,000	2,071,122
Series 2013-C9:
Class C, 4.0394% 5/15/46 (c)		3,784,000	3,827,270
Class D, 4.1274% 5/15/46 (b)(c)		5,331,000	4,967,587
Series 2016-C30:
Class C, 4.1325% 9/15/49 (c)		1,722,000	1,749,751
Class D, 3% 9/15/49 (b)		1,879,000	1,429,228
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)		2,945,000	2,152,197
Series 2016-C32:
Class C, 4.296% 12/15/49		2,000,000	2,063,240
Class D, 3.396% 12/15/49 (b)		3,703,000	2,803,539
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		3,520,000	2,857,629
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4207% 3/15/45 (b)(c)		5,018,000	4,471,535
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		166,398	165,649
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		1,050,518	1,024,255
Series 1999-CAM1 Class N, 6.54% 3/15/32 (b)		39,157	38,981
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		1,484,767	1,482,463
Class O, 5.91% 11/15/31 (b)		1,199,225	1,044,238
Series 2004-IQ7 Class G, 5.2308% 6/15/38 (b)(c)		1,140,000	1,147,640
Series 2011-C1:
Class D, 5.4143% 9/15/47 (b)(c)		10,522,000	11,284,407
Class E, 5.4143% 9/15/47 (b)(c)		1,500,000	1,608,285
Series 2011-C2:
Class D, 5.483% 6/15/44 (b)(c)		6,316,000	6,598,133
Class E, 5.483% 6/15/44 (b)(c)		4,900,000	4,688,044
Class F, 5.483% 6/15/44 (b)(c)		3,620,000	3,086,903
Series 2011-C3:
Class C, 5.155% 7/15/49 (b)(c)		1,920,000	2,067,702
Class D, 5.155% 7/15/49 (b)(c)		7,530,000	7,813,558
Class E, 5.155% 7/15/49 (b)(c)		3,029,000	3,034,194
Class G, 5.155% 7/15/49 (b)(c)		4,040,000	3,528,655
Series 2012-C4:
Class D, 5.4207% 3/15/45 (b)(c)		1,950,000	2,032,546
Class F, 3.07% 3/15/45 (b)		1,500,000	1,081,552
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		2,867,000	3,074,876
Class F, 4.295% 9/9/32 (b)(c)		2,900,000	2,927,848
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		4,412,000	4,394,214
Series 2015-MS1:
Class C, 4.0299% 5/15/48 (c)		3,074,000	3,077,829
Class D, 4.0299% 5/15/48 (b)(c)		5,162,000	4,484,417
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		3,409,000	2,741,097
Series 2016-BNK2 Class C, 3% 11/15/49 (b)		5,410,000	4,386,720
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5741% 7/15/33 (b)(c)		772,234	801,973
Motel 6 Trust:
Series 2017-M6MZ, 1 month U.S. LIBOR + 6.927% 8.1565% 8/15/19 (b)(c)(f)		1,680,000	1,676,813
Series 2017-MTL6, 1 month U.S. LIBOR + 4.250% 5.48% 8/15/34 (b)(c)(f)		12,495,000	12,464,166
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)		8,760,000	8,809,969
Class E, 6.8087% 11/15/34 (b)		2,439,000	2,319,952
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		1,217,000	1,182,681
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		1,825,016	1,887,027
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,656,467	3,271,439
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	271,384	215,331
Class K, 4.456% 9/12/38 (b)	CAD	195,000	153,729
Class L, 4.456% 9/12/38 (b)	CAD	281,000	219,636
Class M, 4.456% 9/12/38 (b)	CAD	1,134,647	859,742
Series 2007-1 Class M, 4.57% 4/12/23	CAD	1,318,233	1,034,044
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 4.5704% 11/15/26 (b)(c)(f)		6,931,000	6,628,987
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.4756% 11/15/27 (b)(c)(f)		5,526,000	5,480,162
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4751% 8/15/39 (c)		432,005	435,990
Series 2007-C4 Class F, 5.4751% 8/15/39 (c)		5,345,000	4,940,862
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5456% 5/10/45 (b)(c)		5,491,000	5,593,425
Class E, 5% 5/10/45 (b)(c)		2,294,000	1,962,464
Class F, 5% 5/10/45 (b)(c)		2,982,000	2,028,543
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		1,550,000	1,544,574
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)		1,000,000	996,500
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(c)(d)		26,055,541	452,668
Series 2012-LC5:
Class D, 4.7706% 10/15/45 (b)(c)		6,749,000	6,590,183
Class E, 4.7706% 10/15/45 (b)(c)		1,261,000	1,044,811
Series 2013-LC12 Class C, 4.2949% 7/15/46 (c)		3,238,000	3,300,970
Series 2015-NXS4 Class E, 3.601% 12/15/48 (b)(c)		2,457,000	1,851,874
Series 2016-BNK1 Class D, 3% 8/15/49 (b)		1,832,000	1,503,145
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		6,557,000	4,772,836
Series 2016-LC25 Class C, 4.4365% 12/15/59 (c)		2,200,000	2,213,101
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		5,102,000	3,909,375
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		5,529,000	4,455,870
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		2,189,000	1,835,712
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	986,152
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,383,447
Class D, 5.6401% 3/15/44 (b)(c)		3,984,000	3,720,235
Class E, 5% 3/15/44 (b)		1,510,000	1,358,848
Class F, 5% 3/15/44 (b)		2,907,350	2,024,267
Series 2011-C4:
Class D, 5.2472% 6/15/44 (b)(c)		1,940,000	1,926,094
Class E, 5.2472% 6/15/44 (b)(c)		2,554,000	2,488,478
Series 2011-C5:
Class C, 5.6722% 11/15/44 (b)(c)		1,670,000	1,842,800
Class D, 5.6722% 11/15/44 (b)(c)		3,575,000	3,741,972
Class E, 5.6722% 11/15/44 (b)(c)		4,450,655	4,592,367
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	4,013,518
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,229,892
Series 2012-C10:
Class E, 4.4564% 12/15/45 (b)(c)		5,765,000	4,374,929
Class F, 4.4564% 12/15/45 (b)(c)		7,537,000	4,147,513
Series 2012-C6 Class D, 5.5804% 4/15/45 (b)(c)		3,250,000	3,289,863
Series 2012-C7:
Class C, 4.8297% 6/15/45 (c)		3,793,000	3,913,628
Class E, 4.8297% 6/15/45 (b)(c)		4,374,000	3,735,460
Class F, 4.5% 6/15/45 (b)		1,765,000	1,316,958
Class G, 4.5% 6/15/45 (b)		5,063,750	3,195,601
Series 2012-C8:
Class D, 4.8926% 8/15/45 (b)(c)		1,000,000	1,004,210
Class E, 4.8926% 8/15/45 (b)(c)		1,400,000	1,371,753
Series 2013-C11:
Class D, 4.2069% 3/15/45 (b)(c)		2,240,000	2,057,166
Class E, 4.2069% 3/15/45 (b)(c)		6,000,000	4,647,739
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,685,614
Series 2013-C16 Class D, 4.9803% 9/15/46 (b)(c)		801,000	778,846
Series 2013-UBS1 Class D, 4.6251% 3/15/46 (b)(c)		3,168,000	2,994,899
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 4.9459% 11/15/29 (b)(c)(f)		4,379,481	4,387,695
Class G, 1 month U.S. LIBOR + 3.001% 4.2456% 11/15/29 (b)(c)(f)		1,867,968	1,837,890
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		1,966,000	1,534,515
Class PR2, 3.516% 6/5/35 (b)(c)		5,227,000	3,857,406
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $834,083,070)			849,035,153
		Shares	Value

Common Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Store Capital Corp.
(Cost $2,042,875)		100,000	2,538,000

Preferred Stocks - 3.2%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		64,000	2,354,560
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%		84,700	2,370,279

TOTAL CONVERTIBLE PREFERRED STOCKS			4,724,839

Nonconvertible Preferred Stocks - 2.8%
Diversified Financial Services - 0.3%
American Homes 4 Rent Series D, 6.50%		103,400	2,791,800
Homebuilders/Real Estate - 2.5%
Annaly Capital Management, Inc. Series C, 7.625%		48,000	1,232,160
CBL & Associates Properties, Inc. Series D, 7.375%		129,000	3,156,630
Cedar Realty Trust, Inc.:
Series B, 7.25%		24,339	612,369
Series C 6.50%		42,000	1,039,500
CYS Investments, Inc. Series B, 7.50%		80,500	2,012,500
DDR Corp. Series K, 6.25%		90,662	2,311,881
Equity Lifestyle Properties, Inc. Series C, 6.75%		161,628	4,098,886
MFA Financial, Inc. Series B, 7.50%		96,700	2,446,510
Public Storage Series F 5.15%		96,062	2,434,211
Retail Properties America, Inc. Series A, 7.00%		135,649	3,465,832
Sun Communities, Inc. Series A, 7.125%		149,435	3,813,581
Taubman Centers, Inc. Series J, 6.50%		66,277	1,680,122
			28,304,182

TOTAL NONCONVERTIBLE PREFERRED STOCKS			31,095,982

TOTAL PREFERRED STOCKS
(Cost $33,595,707)			35,820,821
		Principal Amount	Value

Bank Loan Obligations - 4.6%
Diversified Financial Services - 0.4%
Extell Boston 5.154% 8/31/21 (c)		4,781,176	4,803,648
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2933% 12/21/22 (c)(f)		4,213,615	4,086,322
Homebuilders/Real Estate - 2.3%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9839% 12/1/22 (c)(f)		3,749,430	3,791,611
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.24% 3/24/25 (c)(f)		3,643,931	3,680,370
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/24/24 (c)(f)		671,712	674,594
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5643% 11/4/21 (c)(f)		2,394,458	2,398,313
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.800% 3.0306% 2/6/22 (c)(e)(f)		5,000,000	4,775,000
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9806% 7/1/20 (c)(f)		4,866,916	4,897,334
Simply Storage Management LLC 8.2375% 9/6/21 (c)(e)		5,530,000	5,530,000

TOTAL HOMEBUILDERS/REAL ESTATE			25,747,222

Hotels - 1.3%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 8/30/23 (c)(f)		2,139,805	2,147,166
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 10/25/23 (c)(f)		4,857,123	4,871,598
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (c)(f)		5,844,576	5,855,564
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (c)(f)		575,000	574,759
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (c)(f)		1,182,038	1,187,948

TOTAL HOTELS			14,637,035

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (c)(f)		2,305,875	2,269,373
TOTAL BANK LOAN OBLIGATIONS
(Cost $51,268,619)			51,543,600

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(b)(e)		3,000,000	525,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)(e)		3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)			525,310
		Shares	Value

Money Market Funds - 9.6%
Fidelity Cash Central Fund, 1.11% (h)
(Cost $107,134,982)		107,112,404	107,133,826
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,126,144,941)			1,133,258,727
NET OTHER ASSETS (LIABILITIES) - (1.3)%			(14,953,235)
NET ASSETS - 100%			$1,118,305,492

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $813,904,304 or 72.8% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 instrument

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,410 or 0.0% of net assets.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$71,828
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 3.8431% 12/25/42	3/25/03	$103,273
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.3869% 6/25/43	9/29/03	$77,072
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.3869% 6/25/43	9/29/03	$7,270

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$477,421
Total	$477,421

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$5,691,170	$5,691,170	$--	$--
Real Estate	32,667,651	30,297,372	2,370,279	--
Corporate Bonds	50,967,155	--	50,967,155	--
Asset-Backed Securities	23,618,310	--	23,598,111	20,199
Collateralized Mortgage Obligations	12,076,552	--	11,984,726	91,826
Commercial Mortgage Securities	849,035,153	--	844,055,128	4,980,025
Bank Loan Obligations	51,543,600	--	41,238,600	10,305,000
Preferred Securities	525,310	--	--	525,310
Money Market Funds	107,133,826	107,133,826	--	--
Total Investments in Securities:	$1,133,258,727	$143,122,368	$974,213,999	$15,922,360

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$26,457,073
Net Realized Gain (Loss) on Investment Securities	(525,993)
Net Unrealized Gain (Loss) on Investment Securities	22,498
Cost of Purchases	--
Proceeds of Sales	(3,752,813)
Amortization/Accretion	134,012
Transfers into Level 3	--
Transfers out of Level 3	(17,354,752)
Ending Balance	$4,980,025
Other Investments in Securities
Beginning Balance	$6,283,231
Net Realized Gain (Loss) on Investment Securities	(225,838)
Net Unrealized Gain (Loss) on Investment Securities	697,172
Cost of Purchases	5,291,968
Proceeds of Sales	(91,900)
Amortization/Accretion	(473,586)
Transfers into Level 3	13,631
Transfers out of Level 3	(552,343)
Ending Balance	$10,942,335

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017